UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-04409
Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
September 30
Date of Fiscal Year End
September 30, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance National Municipal Income Fund Annual Report September 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report September 30, 2011
Eaton Vance
National Municipal Income Fund

Table of Contents
Management’s Discussion of Fund Performance	2
Performance and Fund Profile	3
Endnotes and Additional Disclosures	5
Fund Expenses	6
Financial Statements	7
Report of Independent Registered Public Accounting Firm	35
Federal Tax Information	36
Board of Trustees’ Contract Approval	37
Management and Organization	40
Important Notices	42

Eaton Vance
National Municipal Income Fund
September 30, 2011
Management’s Discussion of Fund Performance

Portfolio Manager Thomas M. Metzold, CFA
Economic and Market Conditions
The U.S. economic recovery began to sputter during the spring and summer of 2011, backsliding on ongoing news of the sovereign debt crisis in the euro zone, stubbornly high unemployment and a still-weak housing market at home, and rising fiscal and political uncertainty in our nation’s capital. The economic slowdown prompted the financial markets to shift from “risk-on” to a decidedly “risk-off” stance by the close of the 12 months ending September 30, 2011, with risk-associated assets such as stocks and commodities selling off, while Treasury bonds and other safe-haven assets rallied.
U.S. real gross domestic product (GDP) increased to an annualized rate of 2.5% in the third calendar quarter of 2011, according to an “advance” estimate released by the U.S. Bureau of Economic Analysis, up from an annualized growth rate of 1.3% for the second quarter of 2011. Both of these measures were down from previous periods, as annualized GDP growth rates for the third and fourth quarters of 2010 came in at 2.6% and 3.1%, respectively.
In the municipal bond market, despite a glut of supply as the Build America Bond program ended and some bearish market predictions that caused the market to begin selling off in late 2010, municipal bonds began to rally early in the new year and ended solidly in positive territory for the 12 months ending September 30, 2011. The Barclays Capital Municipal Bond Index (the Index)1—a broad measure of the performance of municipal bonds traded in the U.S.—rose 3.88% during that one-year period. This gain in the Index reflected a dearth of new supply during a period of slow growth in the U.S. economy. It also demonstrated the market’s renewed interest in state and local government debt, spurred in part by the absence of widespread municipal defaults, as had been forecast in late 2010.
Municipal bonds with intermediate maturities performed best during the 12 months under review, with the Barclays Capital 7 Year Municipal Bond Index1 rising 4.65%, compared with annual returns of 4.31% and 1.28%, respectively, for the Barclays Capital Long (22+) Municipal Bond Index1 and the Barclays Capital 1-3 Year U.S. Government/Credit Bond Index1.
Management Discussion
For the fiscal year ending September 30, 2011, the Fund underperformed the Index. A factor in this underperformance was the big sell-off in the municipal market in the late winter and early spring in the wake of dire predictions about widespread municipal defaults. The market’s sell-off prompted outflows from municipal bond funds across the industry. To meet those redemptions, many funds, including the Fund, were forced to sell holdings into a falling market, which locked in realized losses and detracted from performance versus the Index. Although the municipal market subsequently rallied, those losses were locked in and constituted the principal factor in the Fund’s underperformance.
Two other factors also detracted. First, the Fund’s bias toward longer-maturity bonds caused it to be underweight in the 5-year to 10-year maturity segment of the yield curve, which was the best-performing maturity segment during the period. Second, the Fund was moderately hedged using Treasury futures, which is an ongoing strategy management has employed to help mitigate potential interest-rate risk in both up and down market environments. In a generally favorable environment for municipal bonds, the Fund’s hedging strategy during the period was an overall detractor from its performance versus the Index, which is unhedged.
Positive contributions to relative performance versus the Index came from the Fund’s overweight in zero-coupon bonds, which performed well when the municipal market rallied later in the period, as well as from its overweight in hospital bonds and security selection within the AA-rated6 segment.
Management held leveraged investments in the Fund during the period. The use of leverage5 has the effect of achieving additional exposure to the municipal market, thus magnifying a fund’s exposure to its underlying investments in both up and down markets. On balance over the see-saw course of the period, the Fund’s leverage had a modestly positive impact on relative performance versus the Index.
Looking ahead, while states and municipalities have seen budget difficulties over the past three fiscal years, they also have made significant progress in addressing these budget concerns. Thus, we would characterize our general outlook for the municipal market as cautiously optimistic. However, as a slowing U.S. economy is likely to impact state tax revenues, we will continue to monitor closely the efforts of states and municipalities to address potential fiscal shortfalls.
See Endnotes and Additional Disclosures on page 5.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
National Municipal Income Fund
September 30, 2011
Performance2

	Class A	Class B	Class C	Class I
Symbol	EANAX	EVHMX	ECHMX	EIHMX
Inception Date	4/5/94	12/19/85	12/3/93	7/1/99

% Average Annual Total Returns at net asset value (NAV)

One Year	-1.00	-1.73	-1.74	-0.75
Five Years	0.80	0.05	0.05	1.06
Ten Years	4.37	3.71	3.61	4.63

% SEC Average Annual Total Returns with maximum sales charge

One Year	-5.70	-6.40	-2.67	-0.75
Five Years	-0.18	-0.27	0.05	1.06
Ten Years	3.86	3.71	3.61	4.63

% Maximum Sales Charge	4.75	5.00	1.00	None

Performance of $10,000

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class A	9/30/01	$15,345	$14,611

Class C	9/30/01	$14,257	N.A.

Class I	9/30/01	$15,728	N.A.

See Endnotes and Additional Disclosures on page 5.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance
National Municipal Income Fund
September 30, 2011
Performance2 (continued)

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I

Gross	0.80	1.55	1.55	0.55
Net of Interest Expense	0.67	1.42	1.42	0.42

% Distribution Rates/Yields[4]	Class A	Class B	Class C	Class I

Distribution Rate	5.40	4.74	4.67	5.65
Taxable-Equivalent Distribution Rate	8.31	7.29	7.18	8.69
SEC 30-day Yield	4.89	4.39	4.39	5.38
Taxable-Equivalent SEC 30-day Yield	7.52	6.75	6.75	8.28

% Leverage (all classes)[5]

Residual Interest Bond (RIB)	12.96

% Comparative Performance[1]	One Year	Five Years	Ten Years

Barclays Capital Municipal Bond Index	3.88	5.01	5.09
Barclays Capital Long (22+) Municipal Bond Index	4.31	4.17	5.46
Lipper General Municipal Debt Funds Average	2.76	3.49	4.04
Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows6:

AAA	9.5	BB	2.9
AA	39.9	B	3.8
A	26.4	CC	0.3
BBB	13.8	Not Rated	3.4

See Endnotes and Additional Disclosures on page 5.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance
National Municipal Income Fund
September 30, 2011
Endnotes and Additional Disclosures

1.	Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays Capital 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Barclays Capital Long (22+) Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Barclays Capital 1-3 Year U.S. Government/ Credit Bond Index measures the performance of U.S. Treasuries, government-related and investment-grade U.S. corporate securities with maturities ranging from 1-3 years. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund. It is not possible to invest directly in an index or Lipper classification.

2.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

3.	Source: Fund prospectus. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with RIB transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and, as a result, NAV and performance have not been affected by this expense.
4.	Fund distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the NAV at the end of the period. Taxable-equivalent performance is based on the highest federal income tax rate (35%). A lower tax rate would result in lower tax-equivalent performance. Actual tax rate will vary depending on your income, exemptions and deductions. Rate does not include state and local taxes. SEC 30-day yield is calculated by dividing the net investment income per share for the 30-day period by the maximum offering price at the end of the period and annualizing the result. Distributions may be composed of tax-exempt income, ordinary income, net realized capital gains and return of capital.

5.	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding as of period end as a percentage of Fund net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions.

6.	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is shown.

Fund profile subject to change due to active management.
The views expressed in this report are those of portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. The commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

5

Eaton Vance
National Municipal Income Fund

September 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2011 – September 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(4/1/11)	(9/30/11)	(4/1/11 – 9/30/11)	Ratio

Actual
Class A	$1,000.00	$1,113.30	$4.24	0.80%
Class B	$1,000.00	$1,109.30	$8.20	1.55%
Class C	$1,000.00	$1,109.20	$8.20	1.55%
Class I	$1,000.00	$1,114.70	$2.92	0.55%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$4.05	0.80%
Class B	$1,000.00	$1,017.30	$7.84	1.55%
Class C	$1,000.00	$1,017.30	$7.84	1.55%
Class I	$1,000.00	$1,022.30	$2.79	0.55%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2011.

6

Eaton Vance
National Municipal Income Fund

September 30, 2011

Portfolio of Investments

Tax-Exempt Investments — 113.4%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 1.0%

Michigan Municipal Bond Authority, (Clean Water Revenue), 5.00%, 10/1/29	$1,000	$1,101,340
Michigan Municipal Bond Authority, (Clean Water Revenue), 5.25%, 10/1/11	250	250,035
Oklahoma Water Resources Board, 5.25%, 4/1/36(1)	14,165	16,246,830
Rhode Island Clean Water Financing Authority, Water Pollution Control, 5.00%, 10/1/30	1,000	1,121,320
Rickenbacker Port Authority, OH, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32	25,530	27,676,052

		$46,395,577

Cogeneration — 0.8%

Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$22,150	$22,200,945
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	1,300	929,604
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	21,950	12,423,920
Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.875%, 1/1/11(2)	1,500	369,750
Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.95%, 1/1/21(2)	5,000	1,241,750

		$37,165,969

Education — 2.1%

Grand Valley State University, MI, 5.625%, 12/1/29	$475	$507,609
Grand Valley State University, MI, 5.75%, 12/1/34	475	505,571
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/36(1)	4,750	5,446,682
Michigan State University, 5.00%, 2/15/40	1,000	1,067,960
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(3)	45,615	50,673,247
New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	12,340	12,170,942
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	14,470	15,702,844
Oregon Facilities Authority, (Reed College), 4.75%, 7/1/32	905	967,418
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	8,485	9,326,882
Rhode Island Health and Educational Building Corp., (Brown University), 4.75%, 9/1/37	1,000	1,015,080
Rhode Island Health and Educational Building Corp., (New England Institute of Technology), 5.125%, 3/1/40	750	773,243
Rhode Island Health and Educational Building Corp., (University of Rhode Island), 6.25%, 9/15/34	1,000	1,103,220

		$99,260,698

Electric Utilities — 3.1%

Connecticut Development Authority, (Connecticut Light and Power Co.), 4.375%, 9/1/28(4)	$25,000	$24,984,250
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	8,600	9,240,872
Indiana Municipal Power Agency, 5.00%, 1/1/31(4)	8,115	8,533,409
Matagorda County, TX, Navigation District No. 1, (Reliant Energy), (AMT), 5.95%, 5/1/30	5,000	5,000,900
Puerto Rico Electric Power Authority, 5.00%, 7/1/37	375	374,700
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	865	907,299
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(3)	41,100	44,243,328
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	51,375	51,651,397

		$144,936,155

Escrowed / Prerefunded — 0.1%

Bexar County, TX, Health Facilities, (St. Luke’s Lutheran), Escrowed to Maturity, 7.00%, 5/1/21	$2,400	$3,223,296
Macomb County, MI, Hospital Finance Authority, (Mount Clemens General Hospital), Prerefunded to 11/15/13, 5.875%, 11/15/34	530	591,279
Michigan Higher Education Facilities Authority, (Creative Studies), Prerefunded to 6/1/12, 5.85%, 12/1/22	1,250	1,296,050
Puerto Rico Highway and Transportation Authority, Prerefunded to 7/1/16, 5.00%, 7/1/36	1,000	1,194,180
Rhode Island Health and Educational Building Corp., (Hospital Financing-Lifespan Obligation Group), Prerefunded to 8/15/12, 6.50%, 8/15/32	1,000	1,049,860

		$7,354,665

General Obligations — 11.3%

Charter County of Wayne, MI, 6.75%, 11/1/39	$495	$535,739
Clark County, NV, 5.00%, 6/1/38(3)	94,200	98,232,702
Comstock Park Public Schools, MI, 5.00%, 5/1/28	225	237,710
Comstock Park Public Schools, MI, 5.125%, 5/1/31	270	283,549

See Notes to Financial Statements.
7

Eaton Vance
National Municipal Income Fund

September 30, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

General Obligations (continued)

Comstock Park Public Schools, MI, 5.25%, 5/1/33	$215	$228,210
Conroe, TX, Independent School District, (PSF Guaranteed), 5.25%, 2/15/33	12,840	14,315,316
Dallas, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/31	20,590	22,168,635
Kent County, MI, Building Authority, 5.50%, 6/1/26	500	632,090
Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36(1)	14,180	15,523,697
Michigan, 5.50%, 11/1/25	230	262,630
New York, NY, 5.00%, 10/1/32(4)	10,000	10,822,000
New York, NY, 5.00%, 10/1/34(4)	10,000	10,796,300
Newton, MA, 5.00%, 4/1/36(1)	5,275	5,798,649
Newton, MA, 5.00%, 4/1/39(1)	11,480	12,603,662
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38	10,000	10,866,300
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(3)	41,620	45,225,541
Puerto Rico, 0.00%, 7/1/16	225	188,053
Rhode Island Health and Educational Building Corp., (Public Schools), 5.00%, 5/15/31	500	520,320
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/24	7,945	4,910,646
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/25	11,945	6,974,327
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/26	11,485	6,354,421
San Francisco, CA, Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(3)	36,300	37,578,486
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(3)(5)	57,400	62,168,792
Shoreline School District No. 412, King County, WA, 3.50%, 12/1/27	7,970	8,187,182
Shoreline School District No. 412, King County, WA, 3.50%, 12/1/28	7,975	8,141,279
Shoreline School District No. 412, King County, WA, 3.75%, 12/1/29	4,875	5,010,232
Texas, (AMT), 5.00%, 8/1/31	8,000	8,648,240
Texas, (AMT), 5.00%, 8/1/36	8,000	8,580,880
Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/33	29,570	30,271,696
Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/33(3)	40,875	41,844,964
Washington, 5.00%, 2/1/31	15,720	17,365,884
Washington, 5.00%, 2/1/33	21,255	23,199,195
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/31	12,995	14,439,004

		$532,916,331

Health Care – Miscellaneous — 0.0%(6)

Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36(7)	$799	$797,425
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36(7)	857	855,860

		$1,653,285

Hospital — 14.6%

Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(3)	$34,260	$35,010,979
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(3)(5)	36,700	38,727,308
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 11/15/46	49,110	49,773,476
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	10,670	10,768,164
California Statewide Communities Development Authority, (John Muir Health), 5.125%, 7/1/39	19,735	19,758,485
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	57,150	57,016,269
California Statewide Communities Development Authority, (Sutter Health), 5.25%, 11/15/48	59,270	59,986,574
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	4,910	4,715,269
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	12,725	11,150,281
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	14,030	13,541,335
Fulton County, GA, Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	500	523,005
Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	410	367,881
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	18,195	18,574,548
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	53,260	59,764,111
Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	690	784,413
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 4.75%, 5/15/42	13,990	13,019,793
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	7,510	8,061,685
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.00%, 7/1/30	7,045	6,561,361

See Notes to Financial Statements.
8

Eaton Vance
National Municipal Income Fund

September 30, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Hospital (continued)

Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	$20,400	$19,897,344
Michigan Hospital Finance Authority, (Mid Michigan Obligation Group), 6.125%, 6/1/39	500	526,805
Michigan Hospital Finance Authority, (Trinity Health), 5.00%, 8/15/34	800	810,488
Monroe County, MI, Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	575	555,985
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	12,795	13,096,322
Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	4,000	3,818,440
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	2,545	2,588,418
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	4,150	4,431,993
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/41	41,400	41,639,706
South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/37(3)	63,000	63,458,640
South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42(3)	75,000	75,355,500
Tarrant County, TX, Cultural Education Facilities Finance Corp., (Scott & White Healthcare), 5.25%, 8/15/40	17,685	17,953,458
Washington Township Health Care District, 6.25%, 7/1/39	16,675	17,795,226
West Virginia Hospital Finance Authority, (United Health System), 5.50%, 6/1/34	4,080	4,249,198
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.125%, 8/15/30	8,475	7,892,259
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.25%, 8/15/31	8,865	8,229,468

		$690,404,187

Housing — 3.2%

Arkansas Development Finance Authority, MFMR, (Park Apartments), (AMT), 5.95%, 12/1/28	$6,245	$4,218,810
California, Veterans Housing, (AMT), 4.60%, 12/1/32	41,535	39,057,022
Denver, CO, City and County, Multi-Family Housing, (Bank Lofts), (FHA), (AMT), 6.15%, 12/1/16	585	586,111
Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	8,165	8,347,243
New Hampshire Housing Finance Authority, Multi-Family Housing, (AMT), 6.20%, 7/1/36	14,060	11,808,572
Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 4/1/22	900	900,360
Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 10/1/28	950	952,907
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,640	7,543,441
Virginia Housing Development Authority, (AMT), 5.20%, 10/1/26(3)	23,335	24,099,455
Virginia Housing Development Authority, (AMT), 5.30%, 7/1/35	6,500	6,636,630
Virginia Housing Development Authority, (AMT), Variable Rate, 23.778%, 10/1/35(7)(8)(9)	6,940	7,903,619
Virginia Housing Development Authority, Series A, (AMT), 5.10%, 10/1/35	18,345	18,742,169
Virginia Housing Development Authority, Series A1, (AMT), 5.10%, 10/1/35	18,750	19,175,062

		$149,971,401

Industrial Development Revenue — 6.9%

Austin, TX, (CargoPort Development LLC), (AMT), 8.30%, 10/1/21	$5,765	$5,795,900
Broward County, FL, (Lynxs CargoPort), (AMT), 6.75%, 6/1/19(12)	1,805	1,456,130
Capital Trust Agency, FL, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	2,460	1,930,608
Denver, CO, City and County, (United Airlines), (AMT), 5.25%, 10/1/32	12,360	10,324,802
Denver, CO, City and County, (United Airlines), (AMT), 5.75%, 10/1/32	33,290	29,666,716
Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	4,055	4,054,473
Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	40,000	40,010,800
Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	175	143,087
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	10,360	9,935,240
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00% to 6/1/13 (Put Date), 6/1/33	4,950	5,110,479
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	53,150	55,998,309
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	49,635	52,848,866
New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.625%, 8/1/25	36,000	36,073,800

See Notes to Financial Statements.
9

Eaton Vance
National Municipal Income Fund

September 30, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Industrial Development Revenue (continued)

New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.75%, 8/1/31	$9,400	$9,419,176
New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/28	12,000	12,240,000
New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.50%, 8/1/28	12,500	12,708,875
Rhode Island Industrial Facilities Corp., (Waste Management, Inc.), (AMT), 4.625%, 4/1/16	750	823,508
St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	38,030	37,567,175
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,250	1,075,900

		$327,183,844

Insured – Bond Bank — 0.0%(6)

Rhode Island Clean Water, Water Pollution Control, (NPFG), 5.40%, 10/1/15	$300	$322,707

		$322,707

Insured – Education — 0.1%

Ferris State University, MI, (AGC), 5.125%, 10/1/33	$495	$524,532
Rhode Island Health and Educational Building Corp., (Bryant College), (AMBAC), 5.00%, 12/1/31	1,000	1,001,070
Rhode Island Health and Educational Building Corp., (Rhode Island School of Design), (XLCA), 5.50%, 8/15/35	750	771,300
Rhode Island Health and Educational Building Corp., (State Colleges), (AGM), 5.00%, 9/15/40	1,000	1,042,130
Wayne State University, MI, (NPFG), 5.00%, 11/15/37	750	769,237

		$4,108,269

Insured – Electric Utilities — 2.5%

Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (FGIC), (AMT), 4.60%, 5/1/26	$41,625	$38,129,749
Long Island, NY, Power Authority, (BHAC), 5.50%, 5/1/33	36,660	40,415,450
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), (NPFG), (AMT), 5.20%, 5/1/30	38,190	38,955,328
Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	250	278,052
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	625	647,856
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	310	322,555

		$118,748,990

Insured – Escrowed / Prerefunded — 0.1%

Detroit, MI, School District, (FGIC), Prerefunded to 5/1/13, 5.25%, 5/1/28	$2,000	$2,153,140
Rhode Island Depositors Economic Protection Corp., (AGM), Escrowed to Maturity, 5.75%, 8/1/21	230	299,817

		$2,452,957

Insured – General Obligations — 3.0%

Brighton, MI, School District, (AMBAC), 0.00%, 5/1/18	$1,005	$814,532
Byron Center, MI, Public Schools, (AGM), 3.75%, 5/1/26	215	209,447
Clark County, NV, (AMBAC), (BHAC), 3.50%, 11/1/27	22,820	22,584,041
Detroit, MI, City School District, (AGM), 6.00%, 5/1/29	1,000	1,121,800
District of Columbia, (FGIC), (NPFG), 4.50%, 6/1/37	29,430	29,435,592
Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 3.75%, 8/15/38	10,210	9,898,084
Geary County, KS, Unified School District No. 475, (NPFG), 3.00%, 9/1/26	4,775	4,224,968
Grosse Pointe, MI, Public Schools, (FGIC), (NPFG), 3.00%, 5/1/27	1,315	1,205,947
HealthSource Saginaw, Inc., Saginaw County, MI, (NPFG), 5.00%, 5/1/29	1,000	1,036,280
Holland, MI, School District, (AMBAC), 0.00%, 5/1/17	1,900	1,616,387
Kendall Kane and Will Counties, IL, Community Unit School District No. 308, (AGM), 0.00%, 2/1/21	13,625	9,097,821
Los Angeles, CA, Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(3)	51,625	52,702,414
North Kingstown, RI, (FGIC), (NPFG), 5.00%, 10/1/25	600	644,520
Okemos, MI, Public School District, (NPFG), 0.00%, 5/1/16	2,000	1,774,860
Parchment, MI, School District, (NPFG), 5.00%, 5/1/25	1,790	1,976,948
Rhode Island Health and Educational Building Corp., (Public Schools), (AGC), 5.00%, 5/15/34	890	919,281
Rhode Island Health and Educational Building Corp., (Public Schools), (AGC), 5.25%, 5/15/29	750	805,702

See Notes to Financial Statements.
10

Eaton Vance
National Municipal Income Fund

September 30, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – General Obligations (continued)

Rhode Island Health and Educational Building Corp., (Public Schools), (AGM), 4.75%, 5/15/29	$750	$775,583
Rhode Island Health and Educational Building Corp., (Public Schools), (AMBAC), 5.00%, 5/15/27	500	423,735

		$141,267,942

Insured – Hospital — 1.1%

Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(3)	$38,800	$37,239,076
Medford, OR, Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	12,000	13,299,960
Rhode Island Health and Educational Building Corp., (Rhode Island Hospital), (AGM), 5.00%, 5/15/32	1,000	1,022,500

		$51,561,536

Insured – Housing — 0.2%

Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.00%, 10/1/48	$750	$725,107
Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.25%, 10/1/31	40	39,780
Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.50%, 10/1/49	10,310	10,220,612
Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.55%, 10/1/32	1,000	1,000,290

		$11,985,789

Insured – Lease Revenue / Certificates of Participation — 1.7%

Hudson Yards Infrastructure Corp., NY, (NPFG), 4.50%, 2/15/47	$83,360	$76,536,984
Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	3,000	1,093,080
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	750	973,327

		$78,603,391

Insured – Other Revenue — 6.0%

Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45	$65,245	$63,887,252
Golden State Tobacco Securitization Corp., CA, (AGM), 0.00%, 6/1/25	46,605	23,084,855
Golden State Tobacco Securitization Corp., CA, (AGM), 0.00%, 6/1/26	50,700	23,506,548
Golden State Tobacco Securitization Corp., CA, (AMBAC), 0.00%, 6/1/24	24,985	12,610,929
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	68,155	14,813,489
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/41	25,000	2,752,250
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.375%, 1/1/39	11,725	12,668,628
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.50%, 1/1/46	6,085	6,608,918
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/31	9,000	8,156,160
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/46	11,615	9,552,060
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	50,000	57,587,500
New York, NY, Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	51,445	49,381,541

		$284,610,130

Insured – Solid Waste — 0.0%(6)

Rhode Island Resource Recovery Corp., (NPFG), (AMT), 5.00%, 3/1/22	$750	$752,798

		$752,798

Insured – Special Tax Revenue — 9.3%

Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/23	$13,305	$7,099,681
Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/24	31,010	15,557,407
Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/25	9,500	4,441,440
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	11,000	12,429,890
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	3,080	3,462,474
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 0.00%, 12/15/24	14,715	7,662,248
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 0.00%, 12/15/32(10)	106,655	32,017,831

See Notes to Financial Statements.
11

Eaton Vance
National Municipal Income Fund

September 30, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Special Tax Revenue (continued)

Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/35	$84,310	$21,548,793
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/44	218,400	33,041,736
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/45	156,345	22,191,609
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/48	70,970	8,244,585
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 4/1/49	189,025	21,236,959
New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	26,290	25,873,829
New York, NY, Transitional Finance Authority, (Building Aid), (FGIC), (NPFG), 4.25%, 1/15/34	13,940	13,770,908
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	265	95,670
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	1,425	470,450
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	1,625	287,008
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	2,000	605,620
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	1,736,400	124,638,792
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	159,245	22,725,854
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	316,520	42,473,819
Regional Transportation Authority, LA, (FGIC), (NPFG), 0.00%, 12/1/21	6,800	4,148,476
Rhode Island Economic Development Corp., (Rhode Island Department of Transportation), Motor Fuel Tax Revenue, (AGC), 5.375%, 6/15/27	750	823,252
Rhode Island Economic Development Corp., (Rhode Island Department of Transportation), Motor Fuel Tax Revenue, (AMBAC), 5.00%, 6/15/26	1,000	1,036,170
San Jose, CA, Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	20,760	14,820,356

		$440,704,857

Insured – Student Loan — 2.3%

Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$52,420	$56,160,691
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/27	4,815	4,499,184
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	49,865	46,031,379
Rhode Island Student Loan Authority, (AMBAC), (AMT), 4.85%, 12/1/36	1,000	905,970
Rhode Island Student Loan Authority, (AMBAC), (AMT), 4.90%, 12/1/26	500	481,870

		$108,079,094

Insured – Transportation — 9.2%

Alabama Port Authority, (NPFG), (AMT), 4.50%, 10/1/36	$36,890	$33,275,887
Chicago, IL, (O’Hare International Airport), (AGM), 4.50%, 1/1/38(10)	32,005	31,019,886
Dallas-Fort Worth, TX, International Airport, (AGM), (AMBAC), 5.00%, 11/1/32	13,960	14,070,703
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	13,335	2,156,536
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/38	22,385	3,341,185
Miami-Dade County, FL, (Miami International Airport), (AGC), (CIFG), (AMT), 5.00%, 10/1/38	5,815	5,692,652
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	52,480	52,714,586
North Texas Tollway Authority, (AGC), 0.00%, 1/1/33	104,265	31,415,044
North Texas Tollway Authority, (AGC), 6.20%, (0.00% until 1/1/15), 1/1/42	58,690	53,386,772
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	12,420	13,243,073
Port Authority of New York and New Jersey, (AGC), (AMT), 4.50%, 9/1/35	9,670	9,692,048
Port Authority of New York and New Jersey, (AGM), (AMT), 4.25%, 12/1/32	16,005	15,578,947
Port Authority of New York and New Jersey, (AGM), (AMT), 4.50%, 12/1/36	9,440	9,445,947
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)	2,500	2,547,250
Rhode Island Economic Development Corp., (Rhode Island Airport Corp.), (AGC), (AMT), 5.25%, 7/1/38	1,000	1,014,380
Rhode Island Economic Development Corp., (T.F. Green Airport), (AGM), (AMT), 5.00%, 7/1/20	1,000	1,035,000
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	38,705	39,151,656
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	21,420	22,676,711
Tampa-Hillsborough County, FL, Expressway Authority, (AGM), (AMBAC), 4.00%, 7/1/34	7,350	7,047,033
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/22	46,300	27,832,782

See Notes to Financial Statements.
12

Eaton Vance
National Municipal Income Fund

September 30, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Transportation (continued)

Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/32	$31,045	$8,775,801
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/34	119,480	29,137,588
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/35	30,935	6,995,022
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 5.75%, 8/15/38	15,390	15,422,011

		$436,668,500

Insured – Water and Sewer — 0.6%

Detroit, MI, Sewage Disposal System, (NPFG), 4.50%, 7/1/35	$2,300	$2,065,768
Grand Rapids, MI, Water Supply System, (AGC), 5.00%, 1/1/29	1,000	1,087,610
Narragansett Bay Commission, RI, (NPFG), 5.00%, 8/1/35	1,000	1,023,570
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), (AGM), 5.00%, 6/15/35	6,000	6,268,080
Spartanburg, SC, Sanitation Sewer District, (NPFG), 4.00%, 3/1/40	16,270	15,904,413

		$26,349,441

Lease Revenue / Certificates of Participation — 2.3%

Michigan Building Authority, 6.00%, 10/15/38	$1,000	$1,112,910
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	38,660	43,017,755
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 9/1/26	19,440	21,259,001
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	36,925	41,404,002

		$106,793,668

Nursing Home — 0.9%

Hillsborough County, FL, Industrial Development Authority, (Tampa Bay Retirement Center), 8.00%, 6/1/25	$8,205	$7,077,633
Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	11,565	11,570,320
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	10,205	8,188,186
Montgomery County, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	8,875	8,882,898
Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	3,500	3,484,705
Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	3,500	3,388,105
Westmoreland County, PA, Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,745	1,535,670

		$44,127,517

Other Revenue — 6.9%

Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$12,735	$13,291,010
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	14,295	15,019,185
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	7,785	8,167,399
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	250	204,317
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	13,795	636,225
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	5,210	128,479
Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/45	18,695	18,131,159
Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47	33,100	23,457,639
Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	41,945	29,664,762
Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42	27,650	24,739,008
New York, NY, Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	9,540	9,557,554
New York, NY, Transitional Finance Authority, (Building Aid), 5.00%, 7/15/36	20,155	21,646,672
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(7)	12,000	9,766,320
Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37(7)	19,000	14,758,820
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	20,625	18,574,256
Seminole Tribe, FL, 5.25%, 10/1/27(7)	1,000	884,960
Seminole Tribe, FL, 5.75%, 10/1/22(7)	2,100	2,101,050
Texas Municipal Gas Acquisition and Supply Corp., 6.25%, 12/15/26	80,270	83,999,344
Tobacco Settlement Financing Corp., NJ, 5.00%, 6/1/41	32,000	20,709,120

See Notes to Financial Statements.
13

Eaton Vance
National Municipal Income Fund

September 30, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Other Revenue (continued)

Tobacco Settlement Financing Corp., VA, 5.00%, 6/1/47	$13,070	$7,943,946
Tobacco Settlement Revenue Management Authority, SC, Escrowed to Maturity, 6.375%, 5/15/30	1,825	2,446,960

		$325,828,185

Senior Living / Life Care — 0.7%

Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$400	$339,140
Logan County, CO, Industrial Development, (TLC Care Choices, Inc.), 6.875%, 12/1/23(11)	425	320,420
New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25(2)	9,345	5,924,263
North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(11)	16,435	8,191,368
Plantation Health Facilities Authority, FL, (Covenant Village of Florida), 5.125%, 12/1/22	1,750	1,750,350
Roseville, MN, Elder Care Facility, (Care Institute, Inc. - Roseville), 7.75%, 11/1/23(12)	7,915	6,238,049
St. Paul, MN, Housing and Redevelopment Authority, (Care Institute, Inc. - Highland), 8.75%, 11/1/24(12)	12,140	10,303,340

		$33,066,930

Special Tax Revenue — 3.1%

Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	$200	$206,984
Detroit, MI, Downtown Development Authority, Tax Increment, 0.00%, 7/1/16	1,680	1,364,160
Detroit, MI, Downtown Development Authority, Tax Increment, 0.00%, 7/1/20	2,000	1,251,340
Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	150	145,752
Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	930	759,680
Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	450	442,215
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	280	286,975
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	300	308,133
Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.20%, 5/1/35	585	585,515
Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.50%, 5/1/34	450	453,470
Heritage Springs, FL, Community Development District, 5.25%, 5/1/26	1,125	1,009,339
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	29,055	31,767,868
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(2)	230	0
New River, FL, Community Development District, (Capital Improvements), 5.35%, 5/1/38(2)	80	0
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, (0.00% to 11/1/12), 5/1/38	170	102,638
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% to 11/1/14), 5/1/38	430	163,602
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, (0.00% to 11/1/12), 5/1/15	260	216,299
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% to 11/1/13), 5/1/18	335	141,966
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.25%, 2/1/30	41,570	47,195,252
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35	15,000	17,085,450
North Springs, FL, Improvement District, (Heron Bay), 5.20%, 5/1/27	1,060	833,934
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	483,025	30,618,955
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(3)(5)	1,920	1,989,984
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, (0.00% until 11/1/13), 5/1/36	1,235	588,181
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,115	829,315
Southern Hills Plantation I, FL, Community Development District, 5.80%, (0.00% until 11/1/12), 5/1/35	410	242,273
Southern Hills Plantation I, FL, Community Development District, 5.80%, 5/1/35	565	456,904
Sterling Hill, FL, Community Development District, 6.20%, 5/1/35	1,665	1,517,481
Tiverton, RI, Special Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	425	418,238
University Square, FL, Community Development District, 6.75%, 5/1/20	5,130	5,130,718
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	100	95,437
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	460	495,898

		$146,703,956

See Notes to Financial Statements.
14

Eaton Vance
National Municipal Income Fund

September 30, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Student Loan — 1.3%

Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$14,800	$15,877,144
Iowa Student Loan Liquidity Corp., 5.50%, 12/1/27	14,470	15,042,723
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/22	4,975	5,111,265
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	10,010	10,231,221
New Jersey Higher Education Student Assistance Authority, (AMT), 5.50%, 12/1/25	7,130	7,396,591
New Jersey Higher Education Student Assistance Authority, (AMT), 5.50%, 12/1/26	6,250	6,428,500
New Jersey Higher Education Student Assistance Authority, (AMT), 5.75%, 12/1/27	1,500	1,567,410

		$61,654,854

Transportation — 16.5%

Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$4,260	$4,314,443
Illinois Toll Highway Authority, 5.25%, 1/1/29	18,160	19,601,904
Illinois Toll Highway Authority, 5.25%, 1/1/30(3)(5)	18,180	19,505,140
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(3)(5)	16,200	17,292,042
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	14,565	15,560,809
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	19,475	23,132,210
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	22,105	22,256,419
Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	50,840	53,544,180
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/35	173,060	40,644,872
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/36	91,425	20,225,038
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	55,250	61,659,552
New Jersey Transportation Trust Fund Authority, (Transportation System), 2008 Series A, 0.00%, 12/15/38	168,580	33,085,511
New Jersey Transportation Trust Fund Authority, (Transportation System), 2009 Series A, 0.00%, 12/15/38	108,655	21,324,630
North Texas Tollway Authority, 5.75%, 1/1/38	66,265	68,307,950
Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/35	15,000	15,842,250
Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/40	14,735	15,518,313
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	9,305	9,731,355
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	13,010	10,683,031
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	12,125	9,824,645
Pennsylvania Turnpike Commission, 5.50%, 12/1/41	4,980	5,301,210
Pennsylvania Turnpike Commission, 6.00%, (0.00% until 12/1/15), 12/1/34	25,000	20,411,250
Pennsylvania Turnpike Commission, 6.50%, 12/1/36	10,000	11,598,400
Port Authority of New York and New Jersey, 5.25%, 7/15/36	23,465	26,291,594
Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37(3)	80,490	82,118,313
Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37	20,690	21,108,559
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(3)	28,890	31,421,920
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	31,804,348
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	24,110	25,891,970
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(3)	38,980	42,745,078

		$780,746,936

Water and Sewer — 2.5%

Grand Rapids, MI, (Sanitary Sewer System), 5.00%, 1/1/28	$910	$1,052,870
Massachusetts Water Resources Authority, 4.00%, 8/1/46	27,455	26,738,150
Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 5.00%, 7/1/37(3)	34,800	36,984,048
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/39	4,105	4,297,976
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(3)	42,030	48,084,001

		$117,157,045

Total Tax-Exempt Investments — 113.4%
(identified cost $5,297,576,573)		$5,359,537,604

Other Assets, Less Liabilities — (13.4)%		$(634,875,449)

Net Assets — 100.0%		$4,724,662,155

See Notes to Financial Statements.
15

Eaton Vance
National Municipal Income Fund

September 30, 2011

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
FHA	- Federal Housing Administration
MFMR	- Multi-Family Mortgage Revenue
NPFG	- National Public Finance Guaranty Corp.
PSF	- Permanent School Fund
XLCA	- XL Capital Assurance, Inc.

At September 30, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	19.9%
Texas	17.0%
California	16.8%
Florida	11.2%
Others, representing less than 10% individually	48.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2011, 31.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 8.6% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Defaulted bond.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(4)	When-issued security.

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $41,883,266.

(6)	Amount is less than 0.05%.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2011, the aggregate value of these securities is $37,068,054 or 0.8% of the Fund’s net assets.

(8)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $27,760,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(9)	Security has been issued as a leveraged residual interest bond. The stated interest rate represents the rate in effect at September 30, 2011.

(10)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(11)	Security is in default and making only partial interest payments.

(12)	Security is in default with respect to scheduled principal payments.

See Notes to Financial Statements.
16

Eaton Vance
National Municipal Income Fund

September 30, 2011

Statement of Assets and Liabilities

Assets	September 30, 2011

Investments, at value (identified cost, $5,297,576,573)	$5,359,537,604
Cash	40,158,593
Interest receivable	70,165,701
Receivable for investments sold	24,173,003
Receivable for Fund shares sold	9,282,548

Total assets	$5,503,317,449

Liabilities

Payable for floating rate notes issued	$676,038,000
Payable for investments purchased	17,401,417
Payable for when-issued securities	55,037,873
Payable for variation margin on open financial futures contracts	3,734,374
Payable for Fund shares redeemed	16,120,605
Distributions payable	5,195,266
Payable to affiliates:
Investment adviser fee	1,373,259
Distribution and service fees	1,441,344
Interest expense and fees payable	1,570,044
Accrued expenses	743,112

Total liabilities	$778,655,294

Net Assets	$4,724,662,155

Sources of Net Assets

Paid-in capital	$5,882,713,024
Accumulated net realized loss	(1,182,995,555)
Accumulated undistributed net investment income	10,394,407
Net unrealized appreciation	14,550,279

Net Assets	$4,724,662,155

Class A Shares

Net Assets	$2,872,630,040
Shares Outstanding	306,920,078
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.36
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.83

Class B Shares

Net Assets	$122,288,175
Shares Outstanding	13,067,331
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.36

Class C Shares

Net Assets	$932,773,451
Shares Outstanding	99,661,652
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.36

Class I Shares

Net Assets	$796,970,489
Shares Outstanding	85,130,500
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.36

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
17

Eaton Vance
National Municipal Income Fund

September 30, 2011

Statement of Operations

Year Ended
Investment Income	September 30, 2011

Interest	$329,317,933

Total investment income	$329,317,933

Expenses

Investment adviser fee	$17,191,017
Distribution and service fees
Class A	7,639,032
Class B	1,315,815
Class C	9,980,529
Trustees’ fees and expenses	50,500
Custodian fee	699,887
Transfer and dividend disbursing agent fees	1,967,468
Legal and accounting services	233,404
Printing and postage	222,757
Registration fees	177,602
Interest expense and fees	6,460,023
Miscellaneous	175,500

Total expenses	$46,113,534

Deduct —
Reduction of custodian fee	$20,099

Total expense reductions	$20,099

Net expenses	$46,093,435

Net investment income	$283,224,498

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(121,954,456)
Financial futures contracts	(171,288,734)

Net realized loss	$(293,243,190)

Change in unrealized appreciation (depreciation) —
Investments	$(96,050,625)
Financial futures contracts	(48,071,295)

Net change in unrealized appreciation (depreciation)	$(144,121,920)

Net realized and unrealized loss	$(437,365,110)

Net decrease in net assets from operations	$(154,140,612)

See Notes to Financial Statements.
18

Eaton Vance
National Municipal Income Fund

September 30, 2011

Statements of Changes in Net Assets

	Year Ended September 30,

Increase (Decrease) in Net Assets	2011	2010

From operations —
Net investment income	$283,224,498	$314,810,409
Net realized loss from investment transactions and financial futures contracts	(293,243,190)	(60,093,272)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(144,121,920)	17,956,949

Net increase (decrease) in net assets from operations	$(154,140,612)	$272,674,086

Distributions to shareholders —
From net investment income
Class A	$(177,475,542)	$(223,700,388)
Class B	(6,661,777)	(7,762,276)
Class C	(50,477,322)	(59,989,046)
Class I	(38,012,065)	(22,838,010)

Total distributions to shareholders	$(272,626,706)	$(314,289,720)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$305,947,887	$426,903,819
Class B	5,916,584	12,143,150
Class C	102,020,733	173,361,315
Class I	623,865,442	459,897,527
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	116,299,417	141,582,334
Class B	3,976,312	4,485,376
Class C	29,178,939	34,536,215
Class I	26,583,229	11,535,939
Cost of shares redeemed
Class A	(1,435,135,445)	(1,375,788,303)
Class B	(36,854,333)	(24,408,108)
Class C	(406,844,462)	(287,203,298)
Class I	(363,327,373)	(176,143,473)
Issued in connection with tax-free reorganizations (See Note 12)
Class A	206,613,331	—
Class B	11,795,254	—
Class C	25,397,666	—
Class I	342,574	—
Net asset value of shares exchanged
Class A	10,854,791	9,783,348
Class B	(10,854,791)	(9,783,348)

Net decrease in net assets from Fund share transactions	$(784,224,245)	$(599,097,507)

Net decrease in net assets	$(1,210,991,563)	$(640,713,141)

Net Assets

At beginning of year	$5,935,653,718	$6,576,366,859

At end of year	$4,724,662,155	$5,935,653,718

Accumulated undistributed net investment income included in net assets

At end of year	$10,394,407	$10,396,334

See Notes to Financial Statements.
19

Eaton Vance
National Municipal Income Fund

September 30, 2011

Statement of Cash Flows

Year Ended
Cash Flows From Operating Activities	September 30, 2011

Net decrease in net assets from operations	$(154,140,612)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Investments purchased	(1,009,500,972)
Investments sold	2,497,851,522
Net amortization/accretion of premium (discount)	(61,799,680)
Decrease in interest receivable	23,418,357
Increase in receivable for investments sold	(7,418,107)
Increase in payable for investments purchased	17,401,417
Increase in payable for when-issued securities	28,495,795
Increase in payable for variation margin on open financial futures contracts	3,671,874
Decrease in payable to affiliate for investment adviser fee	(285,715)
Decrease in payable to affiliate for distribution and service fees	(587,585)
Decrease in interest expense and fees payable	(791,486)
Decrease in accrued expenses	(506,760)
Net change in unrealized (appreciation) depreciation from investments	96,050,625
Net realized loss on investments	121,954,456

Net cash provided by operating activities	$1,553,813,129

Cash Flows From Financing Activities

Proceeds from Fund shares sold	$1,037,298,247
Fund shares redeemed	(2,243,979,781)
Distributions paid, net of reinvestments	(101,372,430)
Repayments of secured borrowings	(245,490,000)
Cash acquired in connection with tax free reorganizations (see Note 12)	4,247,556

Net cash used in financing activities	$(1,549,296,408)

Net increase in cash	$4,516,721

Cash at beginning of year	$35,641,872

Cash at end of year	$40,158,593

Supplemental disclosure of cash flow information:

Noncash operating activities not included herein consist of:
Acquisition of net assets in connection with tax-free reorganizations (see Note 12), less cash acquired	$239,901,269
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$176,037,897
Issuance of Fund shares in connection with tax-free reorganizations (see Note 12)	$244,148,825
Cash paid for interest and fees	$7,251,509

See Notes to Financial Statements.
20

Eaton Vance
National Municipal Income Fund

September 30, 2011

Financial Highlights

	Class A

	Year Ended September 30,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$10.020	$10.040	$9.060	$11.490	$11.780

Income (Loss) From Operations

Net investment income(1)	$0.549	$0.527	$0.527	$0.533	$0.521
Net realized and unrealized gain (loss)	(0.682)	(0.022)	0.984	(2.431)	(0.290)

Total income (loss) from operations	$(0.133)	$0.505	$1.511	$(1.898)	$0.231

Less Distributions

From net investment income	$(0.527)	$(0.525)	$(0.531)	$(0.532)	$(0.521)

Total distributions	$(0.527)	$(0.525)	$(0.531)	$(0.532)	$(0.521)

Net asset value — End of year	$9.360	$10.020	$10.040	$9.060	$11.490

Total Return(2)	(1.00)%	5.36%	17.97%	(17.03)%	1.95%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$2,872,630	$3,971,060	$4,811,295	$3,987,956	$4,647,177
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.69%	0.67%	0.70%	0.64%	0.64	%(3)
Interest and fee expense(4)	0.13%	0.13%	0.23%	0.46%	0.62%
Total expenses before custodian fee reduction	0.82%	0.80%	0.93%	1.10%	1.26	%(3)
Expenses after custodian fee reduction excluding interest and fees	0.69%	0.67%	0.70%	0.63%	0.63	%(3)
Net investment income	6.04%	5.45%	6.22%	5.00%	4.44%
Portfolio Turnover	18%	20%	46%	64%	65%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.
21

Eaton Vance
National Municipal Income Fund

September 30, 2011

Financial Highlights — continued

	Class B

	Year Ended September 30,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$10.020	$10.050	$9.060	$11.490	$11.780

Income (Loss) From Operations

Net investment income(1)	$0.480	$0.455	$0.464	$0.454	$0.434
Net realized and unrealized gain (loss)	(0.681)	(0.029)	0.992	(2.435)	(0.290)

Total income (loss) from operations	$(0.201)	$0.426	$1.456	$(1.981)	$0.144

Less Distributions

From net investment income	$(0.459)	$(0.456)	$(0.466)	$(0.449)	$(0.434)

Total distributions	$(0.459)	$(0.456)	$(0.466)	$(0.449)	$(0.434)

Net asset value — End of year	$9.360	$10.020	$10.050	$9.060	$11.490

Total Return(2)	(1.73)%	4.51%	17.18%	(17.69)%	1.20%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$122,288	$160,946	$179,657	$138,052	$173,176
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.44%	1.42%	1.45%	1.39%	1.39	%(3)
Interest and fee expense(4)	0.13%	0.13%	0.23%	0.46%	0.62%
Total expenses before custodian fee reduction	1.57%	1.55%	1.68%	1.85%	2.01	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.44%	1.42%	1.45%	1.38%	1.38	%(3)
Net investment income	5.29%	4.70%	5.48%	4.25%	3.69%
Portfolio Turnover	18%	20%	46%	64%	65%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.
22

Eaton Vance
National Municipal Income Fund

September 30, 2011

Financial Highlights — continued

	Class C

	Year Ended September 30,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$10.020	$10.050	$9.060	$11.490	$11.780

Income (Loss) From Operations

Net investment income(1)	$0.481	$0.455	$0.464	$0.453	$0.431
Net realized and unrealized gain (loss)	(0.682)	(0.029)	0.992	(2.434)	(0.287)

Total income (loss) from operations	$(0.201)	$0.426	$1.456	$(1.981)	$0.144

Less Distributions

From net investment income	$(0.459)	$(0.456)	$(0.466)	$(0.449)	$(0.434)

Total distributions	$(0.459)	$(0.456)	$(0.466)	$(0.449)	$(0.434)

Net asset value — End of year	$9.360	$10.020	$10.050	$9.060	$11.490

Total Return(2)	(1.74)%	4.51%	17.18%	(17.69)%	1.20%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$932,773	$1,281,278	$1,367,785	$1,143,256	$1,334,054
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.44%	1.42%	1.45%	1.39%	1.39	%(3)
Interest and fee expense(4)	0.13%	0.13%	0.23%	0.46%	0.62%
Total expenses before custodian fee reduction	1.57%	1.55%	1.68%	1.85%	2.01	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.44%	1.42%	1.45%	1.38%	1.38	%(3)
Net investment income	5.29%	4.70%	5.46%	4.25%	3.68%
Portfolio Turnover	18%	20%	46%	64%	65%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.
23

Eaton Vance
National Municipal Income Fund

September 30, 2011

Financial Highlights — continued

	Class I

	Year Ended September 30,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$10.020	$10.040	$9.060	$11.490	$11.780

Income (Loss) From Operations

Net investment income(1)	$0.565	$0.552	$0.550	$0.559	$0.549
Net realized and unrealized gain (loss)	(0.675)	(0.024)	0.983	(2.429)	(0.289)

Total income (loss) from operations	$(0.110)	$0.528	$1.533	$(1.870)	$0.260

Less Distributions

From net investment income	$(0.550)	$(0.548)	$(0.553)	$(0.560)	$(0.550)

Total distributions	$(0.550)	$(0.548)	$(0.553)	$(0.560)	$(0.550)

Net asset value — End of year	$9.360	$10.020	$10.040	$9.060	$11.490

Total Return(2)	(0.75)%	5.61%	18.28%	(16.81)%	2.20%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$796,970	$522,370	$217,630	$144,692	$139,301
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.43%	0.42%	0.44%	0.40%	0.39	%(3)
Interest and fee expense(4)	0.13%	0.13%	0.23%	0.46%	0.62%
Total expenses before custodian fee reduction	0.56%	0.55%	0.67%	0.86%	1.01	%(3)
Expenses after custodian fee reduction excluding interest and fees	0.43%	0.42%	0.44%	0.39%	0.38	%(3)
Net investment income	6.23%	5.70%	6.47%	5.26%	4.68%
Portfolio Turnover	18%	20%	46%	64%	65%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.
24

Eaton Vance
National Municipal Income Fund

September 30, 2011

Notes to Financial Statements

1 Significant Accounting Policies

Eaton Vance National Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to provide current income exempt from regular federal income tax. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At September 30, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $920,907,366 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on September 30, 2012 ($4,549,851), September 30, 2013 ($2,604,551), September 30, 2014 ($390,519), September 30, 2015 ($1,392,026), September 30, 2016 ($52,850,319), September 30, 2017 ($9,883,906), September 30, 2018 ($792,861,604) and September 30, 2019 ($56,374,590). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after September 30, 2011.

Included in the amounts above for the Fund is a capital loss carryforward of $21,100,058 as a result of reorganizations on November 5, 2010 and September 23, 2011 (see Note 12). Utilization of this capital loss carryforward may be limited in accordance with certain income tax regulations.

Additionally, at September 30, 2011, the Fund had net capital losses of $350,546,438, attributable to security transactions incurred after October 31, 2010. These net capital losses are treated as arising on the first day of the Fund’s taxable year ending September 30, 2012.

As of September 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended September 30, 2011 remains subject to examination by the Internal Revenue Service.

25

Eaton Vance
National Municipal Income Fund

September 30, 2011

Notes to Financial Statements — continued

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Floating Rate Notes Issued in Conjunction with Securities Held — The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At September 30, 2011, the amount of the Fund’s Floating Rate Notes outstanding and the related collateral were $676,038,000 and $989,248,208, respectively. The range of interest rates on the Floating Rate Notes outstanding at September 30, 2011 was 0.16% to 0.31%. For the year ended September 30, 2011, the Fund’s average Floating Rate Notes outstanding and the average interest rate including fees were $767,099,164 and 0.84%, respectively.

The Fund may enter into shortfall and forbearance agreements with the broker by which the Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of September 30, 2011.

The Fund may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Fund’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Management believes that the Fund’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Fund’s Statement

26

Eaton Vance
National Municipal Income Fund

September 30, 2011

Notes to Financial Statements — continued

of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Fund’s restrictions apply. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

2 Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2011 and September 30, 2010 was as follows:

	Year Ended September 30,

	2011	2010

Distributions declared from:
Tax-exempt income	$271,004,962	$312,733,822
Ordinary income	$1,621,744	$1,555,898

During the year ended September 30, 2011, accumulated net realized loss was decreased by $11,241,792, accumulated undistributed net investment income was decreased by $10,599,719, and paid-in capital was decreased by $642,073 due to expired capital loss carryforwards and differences between book and tax accounting, primarily for accretion of market discount. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of September 30, 2011, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed tax-exempt income	$15,589,673
Capital loss carryforward and post October losses	$(1,271,453,804)
Net unrealized appreciation	$103,008,528
Other temporary differences	$(5,195,266)

27

Eaton Vance
National Municipal Income Fund

September 30, 2011

Notes to Financial Statements — continued

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, the timing of recognizing distributions to shareholders, futures contracts, accretion of market discount and residual interest bonds.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

	Annual Asset	Daily Income
Daily Net Assets	Rate	Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1billion	0.275	2.75
$1 billion up to $1.5 billion	0.250	2.50
$1.5 billion up to $2 billion	0.225	2.25
$2 billion up to $3 billion	0.200	2.00
$3 billion and over	0.175	1.75

For the year ended September 30, 2011, the investment adviser fee amounted to $17,191,017, representing 0.36% of the Fund’s average daily net assets.

EVM serves as the administrator of the Fund, but receives no compensation. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended September 30, 2011, EVM earned $83,329 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $438,947 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2011. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2011 amounted to $7,639,032 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the year ended September 30, 2011, the Fund paid or accrued to EVD $986,861 and $7,485,397 for Class B and Class C shares, respectively, representing 0.75% of the average daily net assets for Class B and Class C shares. At September 30, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $7,178,000 and $153,066,000, respectively. Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended September 30, 2011 amounted to $328,954 and $2,495,132 for Class B and Class C shares, respectively.

28

Eaton Vance
National Municipal Income Fund

September 30, 2011

Notes to Financial Statements — continued

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the year ended September 30, 2011, the Fund was informed that EVD received approximately $217,000, $349,000 and $130,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,009,500,972 and $2,497,851,522, respectively, for the year ended September 30, 2011.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended September 30,
Class A	2011	2010

Sales	33,822,944	44,116,690
Issued to shareholders electing to receive payments of distributions in Fund shares	12,833,910	14,662,388
Redemptions	(158,725,437)	(142,351,480)
Issued in connection with tax-free reorganizations (see Note 12)	21,314,183	—
Exchange from Class B shares	1,197,593	1,010,806

Net decrease	(89,556,807)	(82,561,596)

	Year Ended September 30,
Class B	2011	2010

Sales	647,309	1,255,695
Issued to shareholders electing to receive payments of distributions in Fund shares	439,277	464,294
Redemptions	(4,102,302)	(2,521,264)
Issued in connection with tax-free reorganizations (see Note 12)	1,210,866	—
Exchange to Class A shares	(1,196,948)	(1,010,434)

Net decrease	(3,001,798)	(1,811,709)

29

Eaton Vance
National Municipal Income Fund

September 30, 2011

Notes to Financial Statements — continued

	Year Ended September 30,
Class C	2011	2010

Sales	11,176,046	17,907,249
Issued to shareholders electing to receive payments of distributions in Fund shares	3,220,879	3,574,852
Redemptions	(45,266,710)	(29,688,905)
Issued in connection with tax-free reorganizations (see Note 12)	2,605,759	—

Net decrease	(28,264,026)	(8,206,804)

	Year Ended September 30,
Class I	2011	2010

Sales	70,162,242	47,525,262
Issued to shareholders electing to receive payments of distributions in Fund shares	2,936,964	1,190,019
Redemptions	(40,151,940)	(18,234,677)
Issued in connection with tax-free reorganizations (see Note 12)	36,396	—

Net increase	32,983,662	30,480,604

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,580,491,076

Gross unrealized appreciation	$376,008,465
Gross unrealized depreciation	(272,999,937)

Net unrealized appreciation	$103,008,528

9 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million ($450 million prior to September 12, 2011) unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% (0.10% prior to September 12, 2011) on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2011.

10 Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

30

Eaton Vance
National Municipal Income Fund

September 30, 2011

Notes to Financial Statements — continued

A summary of obligations under these financial instruments at September 30, 2011 is as follows:

Futures Contracts
					Net
					Unrealized
Expiration Date	Contracts	Position	Aggregate Cost	Value	Depreciation

12/11	5,000 U.S. 10-Year Treasury Note	Short	$(645,303,350)	$(650,468,750)	$(5,165,400)
12/11	6,000 U.S. 30-Year Treasury Bond	Short	(813,504,648)	(855,750,000)	(42,245,352)

					$(47,410,752)

At September 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2011 was as follows:

	Fair Value

Derivative	Asset Derivative	Liability Derivative

Futures Contracts(1)	$—	$(47,410,752)

Total	$—	$(47,410,752)

(1)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended September 30, 2011 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Derivative	in Income(1)	Derivatives Recognized in Income(2)

Futures Contracts	$(171,288,734)	$(48,071,295)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the year ended September 30, 2011, which is indicative of the volume of this derivative type, was approximately $800,000,000.

11 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

31

Eaton Vance
National Municipal Income Fund

September 30, 2011

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$5,359,537,604	$—	$5,359,537,604

Total Investments	$—	$5,359,537,604	$—	$5,359,537,604

Liability Description

Futures Contracts	$(47,410,752)	$—	$—	$(47,410,752)

Total	$(47,410,752)	$—	$—	$(47,410,752)

The Fund held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the year then ended was not significant.

12 Reorganizations

As of the close of business on November 5, 2010, the Fund acquired the net assets of Eaton Vance Colorado Municipal Income Fund (Colorado Fund), Eaton Vance Kansas Municipal Income Fund (Kansas Fund), Eaton Vance Louisiana Municipal Income Fund (Louisiana Fund) and Eaton Vance Insured Municipal Income Fund (Insured Municipal Fund) pursuant to a plan of reorganization approved by the shareholders of Colorado Fund, Kansas Fund, Louisiana Fund and Insured Municipal Fund, respectively. The purpose of the transaction was to combine five funds managed by BMR with substantially similar investment objectives and policies. The acquisitions were accomplished by a tax-free exchange of shares of Class A, Class B and Class C of the Fund for shares of Class A, Class B and Class C of Colorado Fund, Kansas Fund, Louisiana Fund and Insured Municipal Fund, respectively, each outstanding on November 5, 2010 as follows:

		Colorado Fund

	Shares of the	Shares
	Fund Issued	Exchanged	Net Assets

Class A	3,247,499	3,558,048	$31,976,171
Class B	94,115	94,725	926,689
Class C	37,987	38,180	374,031

Total			$33,276,891

		Kansas Fund

	Shares of the	Shares
	Fund Issued	Exchanged	Net Assets

Class A	2,596,155	2,627,740	$25,562,779
Class B	158,464	161,804	1,560,296
Class C	491,031	500,782	4,834,892

Total			$31,957,967

32

Eaton Vance
National Municipal Income Fund

September 30, 2011

Notes to Financial Statements — continued

		Louisiana Fund

	Shares of the	Shares
	Fund Issued	Exchanged	Net Assets

Class A	3,349,857	3,470,731	$32,984,036
Class B	125,510	123,006	1,235,824
Class C	186,853	182,877	1,839,824

Total			$36,059,684

		Insured Municipal Fund

	Shares of the	Shares
	Fund Issued	Exchanged	Net Assets

Class A	4,659,330	4,490,831	$45,877,629
Class B	541,464	527,252	5,331,476
Class C	1,294,834	1,260,396	12,749,455

Total			$63,958,560

The investment portfolios of Colorado Fund, Kansas Fund, Louisiana Fund and Insured Municipal Fund, with a fair value of $30,622,881, $31,607,779, $35,585,159 and $64,165,026, respectively, and identified cost of $29,839,329, $30,716,468, $34,256,112 and $59,929,201, respectively, were the principal assets acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the identified cost of the investments received from Colorado Fund, Kansas Fund, Louisiana Fund and Insured Municipal Fund were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund immediately before the acquisition were $5,770,396,398. The net assets of Colorado Fund, Kansas Fund, Louisiana Fund and Insured Municipal Fund at that date of $33,276,891, $31,957,967, $36,059,684 and $63,958,560, respectively, including $3,085,526, $3,215,307, $2,499,092 and $4,257,813 of accumulated net realized losses, respectively, and $783,552, $891,311, $1,329,047 and $4,235,825 of unrealized appreciation, respectively, were combined with those of the Fund, resulting in combined net assets of $5,935,649,500.

As of the close of business on September 23, 2011, the Fund acquired the net assets of Eaton Vance Michigan Municipal Income Fund (Michigan Fund) and Eaton Vance Rhode Island Municipal Income Fund (Rhode Island Fund) pursuant to a plan of reorganization approved by the shareholders of Michigan Fund and Rhode Island Fund, respectively. The purpose of the transaction was to combine three funds managed by BMR with substantially similar investment objectives and policies. The acquisitions were accomplished by a tax-free exchange of shares of Class A, Class B, Class C and Class I of the Fund for shares of Class A, Class C and Class I of Michigan Fund and shares of Class A, Class B, Class C and Class I of Rhode Island Fund, each outstanding on September 23, 2011 as follows:

		Michigan Fund

	Shares of the	Shares
	Fund Issued	Exchanged	Net Assets

Class A	4,220,837	4,499,004	$39,718,916
Class C	281,359	299,701	2,647,593
Class I	27,961	29,777	263,183

Total			$42,629,692

33

Eaton Vance
National Municipal Income Fund

September 30, 2011

Notes to Financial Statements — continued

		Rhode Island Fund

	Shares of the	Shares
	Fund Issued	Exchanged	Net Assets

Class A	3,240,505	3,458,368	$30,493,800
Class B	291,313	303,793	2,740,969
Class C	313,695	327,038	2,951,871
Class I	8,435	9,000	79,391

Total			$36,266,031

The investment portfolios of Michigan Fund and Rhode Island Fund, with a fair value of $42,947,891 and $37,055,797, respectively, and identified cost of $40,409,776 and $36,656,183, respectively, were the principal assets acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the identified cost of the investments received from Michigan Fund and Rhode Island Fund were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund immediately before the acquisition were $4,679,605,758. The net assets of Michigan Fund and Rhode Island Fund at that date of $42,629,692 and $36,266,031, respectively, including $4,442,360 and $5,082,783 of accumulated net realized losses, respectively, and $2,538,115 and $399,614 of unrealized appreciation, respectively, were combined with those of the Fund, resulting in combined net assets of $4,758,501,481.

Assuming the acquisitions had been completed on October 1, 2010, the beginning of the Fund’s annual reporting period, the Fund’s pro forma results of operations for the year ended September 30, 2011 are as follows:

Net investment income	$287,781,436
Net realized loss	$(294,501,005)
Net decrease in net assets from operations	$(154,992,618)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of Colorado Fund, Kansas Fund, Louisiana Fund and Insured Municipal Fund that have been included in the Fund’s Statement of Operations since November 5, 2010 and Michigan Fund and Rhode Island Fund that have been included in the Fund’s Statement of Operations since September 23, 2011.

34

Eaton Vance
National Municipal Income Fund

September 30, 2011

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance National Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance National Municipal Income Fund (“the Fund”) (one of the funds constituting Eaton Vance Municipals Trust), including the portfolio of investments, as of September 30, 2011, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at September 30, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance National Municipal Income Fund as of September 30, 2011, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 21, 2011

35

Eaton Vance
National Municipal Income Fund

September 30, 2011

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2012 will show the tax status of all distributions paid to your account in calendar year 2011. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding exempt-interest dividends.

Exempt-Interest Dividends. The Fund designates 99.41% of dividends from net investment income as an exempt-interest dividend.

36

Eaton Vance
National Municipal Income Fund

September 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

37

Eaton Vance
National Municipal Income Fund

September 30, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance National Municipal Income Fund (the “Fund”) with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten- year periods ended September 30, 2010 for the Fund. The Board considered the impact of extraordinary market conditions in recent years on the Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s efforts to generate reasonably stable levels of tax exempt current income over time through

38

Eaton Vance
National Municipal Income Fund

September 30, 2011

Board of Trustees’ Contract Approval — continued

investments in higher quality municipal bonds with longer maturities. The Board noted that the Adviser had taken action to restructure the Fund’s portfolio as part of a long-term strategy for managing interest rate risk and credit risk, consistent with the Fund’s objective of providing current income. The Board concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

39

Eaton Vance
National Municipal Income Fund

September 30, 2011

Management and Organization

Fund Management. The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 179 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Position(s)
	with the		Principal Occupation(s) and Directorships
Name and Year of Birth	Trust	Length of Service	During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 179 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.
Directorships in the Last Five Years.(1) Director of EVC.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011	Private investor; formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (2006-2009) (open-end registered investment company); Partner, Coopers and Lybrand L.L.P. (public accounting firm) (1987-1997).
Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).
Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003	Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).
Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).
Directorships in the Last Five Years.(1) None.

40

Eaton Vance
National Municipal Income Fund

September 30, 2011

Management and Organization — continued

Position(s)
	with the		Principal Occupation(s) and Directorships
Name and Year of Birth	Trust	Length of Service	During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).
Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law. Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011	Managing Director, Taggart Associates (a professional practice firm); formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).
Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).
Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Position(s)
	with the	Length of	Principal Occupation(s)
Name and Year of Birth	Trust	Service	During Past Five Years

Thomas M. Metzold 1958	President	Since 2010	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Chief Income Investment Officer of EVC. Vice President of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Since 2005	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)	During their respective tenures, the Trustees (except Eston and Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

41

Eaton Vance
National Municipal Income Fund

September 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

42

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This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

448-11/11	HMSRC

Eaton Vance Municipals Trust Annual Report September 30, 2011

California • Massachusetts • New York • Ohio

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report September 30, 2011
Eaton Vance
Municipal Income Funds
Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

California	4

Massachusetts	6

New York	8

Ohio	10

Endnotes and Additional Disclosures	12

Fund Expenses	13

Financial Statements	16

Report of Independent Registered Public Accounting Firm	65

Federal Tax Information	66

Board of Trustees’ Contract Approval	67

Management and Organization	70

Important Notices	72

Eaton Vance
Municipal Income Funds
September 30, 2011
Management’s Discussion of Fund Performance

Economic and Market Conditions
The U.S. economic recovery began to sputter during the spring and summer of 2011, backsliding on ongoing news of the sovereign debt crisis in the euro zone, stubbornly high unemployment and a still-weak housing market at home, and rising fiscal and political uncertainty in our nation’s capital. The economic slowdown prompted the financial markets to shift from “risk-on” to a decidedly “risk-off” stance by the close of the 12 months ending September 30, 2011, with risk-associated assets such as stocks and commodities selling off, while Treasury bonds and other safe-haven assets rallied.
U.S. real gross domestic product (GDP) increased to an annualized rate of 2.5% in the third calendar quarter of 2011, according to an “advance” estimate released by the U.S. Bureau of Economic Analysis, up from an annualized growth rate of 1.3% for the second quarter of 2011. Both of these measures were down from previous periods, as annualized GDP growth rates for the third and fourth quarters of 2010 came in at 2.6% and 3.1%, respectively.
In the municipal bond market, despite a glut of supply as the Build America Bond program ended and some bearish market predictions that caused the market to begin selling off in late 2010, municipal bonds began to rally early in the new year and ended solidly in positive territory for the 12 months ending September 30, 2011. The Barclays Capital Municipal Bond Index (the Index)1—a broad measure of the performance of municipal bonds traded in the U.S.—rose 3.88% during that one-year period. This gain in the Index reflected a dearth of new supply during a period of slow growth in the U.S. economy. It also demonstrated the market’s renewed interest in state and local government debt, spurred in part by the absence of widespread municipal defaults, as had been forecast in late 2010.
Municipal bonds with intermediate maturities performed best during the 12 months under review, with the Barclays Capital 7 Year Municipal Bond Index1 rising 4.65%, compared with annual returns of 4.31% and 1.28%, respectively, for the Barclays Capital Long (22+) Municipal Bond Index1 and the Barclays Capital 1-3 Year U.S. Government/Credit Bond Index1.
Management Discussion
For the fiscal year ending September 30, 2011, the Funds all underperformed the Index, though each by varying degrees. A factor in their underperformance was the big sell-off in the municipal market in the wake of dire predictions late last year about widespread municipal defaults. The market’s sell-off prompted outflows from municipal bond funds across the industry. To meet those redemptions, many funds, including ours, were forced to sell holdings into a falling market, which locked in realized losses and detracted from performance versus the Index.
Two additional factors also were detractors. First, the Funds’ bias toward longer-maturity bonds caused them to be underweight in the 5-year to 10-year maturity segment of the yield curve, which was the best-performing maturity segment during the period. Second, the Funds were moderately hedged using a combination of Treasury futures and interest-rate swaps, which is an ongoing strategy management has employed to help mitigate potential interest-rate risk in both up and down market environments. In a generally favorable environment for municipal bonds, the Funds’ hedging strategy during the period was an overall detractor from their performance versus the Index, which is unhedged.
Management also held leveraged investments in each of the Funds during the period. The use of leverage5 has the effect of achieving additional exposure to the municipal market, thus magnifying a Fund’s exposure to its underlying investments in both up and down markets. On balance over the see-saw course of the period, the Funds’ leverage had a modestly positive impact on their relative performance versus the Index.
Looking ahead, while states and municipalities have seen budget difficulties over the past three fiscal years, they also have made significant progress in addressing these budget concerns. Thus, we would characterize our general outlook for the municipal market as cautiously optimistic. However, as a slowing U.S. economy is likely to impact state tax revenues, we will continue to monitor closely the efforts of states and municipalities to address potential fiscal shortfalls.
See Endnotes and Additional Disclosures on page 12.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Municipal Income Funds
September 30, 2011
Management’s Discussion of Fund Performance (continued)

State-specific Results
Eaton Vance California Municipal Income Fund underperformed the Index for the 12-month period. To meet redemptions during the municipal market’s sell-off during late winter and early spring, the Fund sold hospital bonds, electric utility revenue bonds and education bonds, recognizing losses that detracted from relative performance versus the Index. Results also were hurt by the Fund’s hedging position. Positive contributions to relative performance versus the Index came from the Fund’s overweight to housing bonds and zero-coupon bonds.
Eaton Vance Massachusetts Municipal Income Fund had positive performance, but it, too, lagged the Index. The Fund sold some of its holdings in the other revenue, general obligation (GO) bonds and special tax sectors to meet redemptions early in the period, taking losses in the process and detracting from relative performance versus the Index. It also was underweight in the 5-year to 10-year part of the yield curve and in GO bonds, which, along with the Fund’s hedging position, all detracted from relative performance versus the Index. On the upside, the Fund’s overweight in housing and high-quality education bonds helped relative performance versus the Index.
Eaton Vance New York Municipal Income Fund produced positive performance but underperformed the Index. The Fund saw some redemptions early in 2011 and sold industrial development revenue bonds and water and sewer bonds at a loss to meet those redemptions. It also was underweight in the 5-year to 10-year part of the yield curve and in GO bonds, sectors that both performed well during the period. Additionally, the Fund’s hedging position detracted modestly. On the upside, the Fund’s overweight in hospital, education and zero-coupon bonds all contributed to relative performance versus the Index.
Eaton Vance Ohio Municipal Income Fund lagged the Index. The Fund sold local government GO bonds and education bonds to meet redemptions early in the period, recognizing losses and holding back relative performance versus the Index. It also sold tobacco bonds at a loss, which, along with the Fund’s hedging strategy, were detractors from performance versus the Index. Conversely, the Fund’s overweight to hospital bonds helped its relative results versus the Index.
See Endnotes and Additional Disclosures on page 12.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
California Municipal Income Fund
September 30, 2011
Portfolio Manager Cynthia J. Clemson
Performance2

	Class A	Class B	Class C	Class I
Symbol	EACAX	EVCAX	ECCAX	EICAX
Inception Date	5/27/94	12/19/85	8/31/04	3/3/08

% Average Annual Total Returns at net asset value (NAV)

One Year	0.28	-0.50	-0.50	0.43
Five Years	2.09	1.32	1.34	N.A.
Ten Years	3.66	3.05	N.A.	N.A.
Since Inception	5.01	4.98	2.45	5.21

% SEC Average Annual Total Returns with maximum sales charge

One Year	-4.50	-5.28	-1.46	0.43
Five Years	1.10	0.99	1.34	N.A.
Ten Years	3.16	3.05	N.A.	N.A.
Since Inception	4.72	4.98	2.45	5.21

% Maximum Sales Charge	4.75	5.00	1.00	None

Performance of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class B of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class A	9/30/01	$14,324	$13,647

Class C	8/31/04	$11,867	N.A.

Class I	3/3/08	$11,994	N.A.

See Endnotes and Additional Disclosures on page 12.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
California Municipal Income Fund
September 30, 2011
Performance2 (continued)

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I

Gross	1.00	1.75	1.75	0.75
Net of Interest Expense	0.90	1.65	1.65	0.65

% Distribution Rates/Yields[4]	Class A	Class B	Class C	Class I

Distribution Rate	4.40	3.66	3.66	4.65
Taxable-Equivalent Distribution Rate	7.55	6.28	6.28	7.98
SEC 30-day Yield	3.71	3.15	3.15	4.16
Taxable-Equivalent SEC 30-day Yield	6.36	5.40	5.40	7.14

% Leverage (all classes)[5]

Residual Interest Bond (RIB)				9.48

% Comparative Performance[1]		One Year	Five Years	Ten Years

Barclays Capital Municipal Bond Index		3.88	5.01	5.09
Barclays Capital 20 Year Municipal Bond Index		3.94	5.02	5.68
Lipper California Municipal Debt Funds Average		2.93	3.36	4.03

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows6:

AAA	13.5	BBB	5.4
AA	44.4	BB	1.9
A	26.6	Not Rated	8.2

See Endnotes and Additional Disclosures on page 12.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Massachusetts Municipal Income Fund
September 30, 2011
Portfolio Manager Craig R. Brandon, CFA
Performance2

	Class A	Class C	Class I
Symbol	ETMAX	ECMMX	EIMAX
Inception Date	12/7/93	5/2/06	6/17/93

% Average Annual Total Returns at NAV

One Year	2.92	2.16	3.13
Five Years	2.31	1.56	2.52
Ten Years	3.94	N.A.	4.16
Since Inception	4.37	2.20	4.76

% SEC Average Annual Total Returns with maximum sales charge

One Year	-1.94	1.18	3.13
Five Years	1.32	1.56	2.52
Ten Years	3.43	N.A.	4.16
Since Inception	4.09	2.20	4.76

% Maximum Sales Charge	4.75	1.00	None

Performance of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class C	5/2/06	$11,249	N.A.

Class I	9/30/01	$15,036	N.A.

See Endnotes and Additional Disclosures on page 12.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Massachusetts Municipal Income Fund
September 30, 2011
Performance2 (continued)

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I

Gross	0.91	1.65	0.70
Net of Interest Expense	0.81	1.55	0.60

% Distribution Rates/Yields[4]	Class A	Class C	Class I

Distribution Rate	4.34	3.61	4.57
Taxable-Equivalent Distribution Rate	7.05	5.87	7.42
SEC 30-day Yield	3.69	3.13	4.07
Taxable-Equivalent SEC 30-day Yield	6.00	5.09	6.61

% Leverage (all classes)[5]

RIB			8.67

% Comparative Performance[1]	One Year	Five Years	Ten Years

Barclays Capital Municipal Bond Index	3.88	5.01	5.09
Barclays Capital 20 Year Municipal Bond Index	3.94	5.02	5.68
Lipper Massachusetts Municipal Debt Funds Average	2.91	3.66	4.23

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows6:

AAA	21.1	BBB	6.3
AA	38.0	BB	4.2
A	25.4	Not Rated	5.0

See Endnotes and Additional Disclosures on page 12.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
New York Municipal Income Fund
September 30, 2011
Portfolio Manager Craig R. Brandon, CFA
Performance2

	Class A	Class B	Class C	Class I
Symbol	ETNYX	EVNYX	ECNYX	EINYX
Inception Date	4/15/94	8/30/90	9/30/03	3/3/08

% Average Annual Total Returns at NAV

One Year	3.10	2.34	2.33	3.41
Five Years	2.68	1.91	1.91	N.A.
Ten Years	4.10	3.42	N.A.	N.A.
Since Inception	5.23	5.25	2.59	6.13

% SEC Average Annual Total Returns with maximum sales charge

One Year	-1.81	-2.57	1.35	3.41
Five Years	1.68	1.58	1.91	N.A.
Ten Years	3.60	3.42	N.A.	N.A.
Since Inception	4.94	5.25	2.59	6.13

% Maximum Sales Charge	4.75	5.00	1.00	None

Performance of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class B of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class A	9/30/01	$14,955	$14,244

Class C	9/30/03	$12,269	N.A.

Class I	3/3/08	$12,372	N.A.

See Endnotes and Additional Disclosures on page 12.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
New York Municipal Income Fund
September 30, 2011
Performance2 (continued)

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I

Gross	0.88	1.63	1.63	0.68
Net of Interest Expense	0.79	1.54	1.54	0.59

% Distribution Rates/Yields[4]	Class A	Class B	Class C	Class I

Distribution Rate	4.64	3.91	3.91	4.84
Taxable-Equivalent Distribution Rate	7.84	6.61	6.61	8.18
SEC 30-day Yield	3.90	3.35	3.35	4.29
Taxable-Equivalent SEC 30-day Yield	6.59	5.66	5.66	7.25

% Leverage (all classes)[5]

RIB				9.78

% Comparative Performance[1]		One Year	Five Years	Ten Years

Barclays Capital Municipal Bond Index		3.88	5.01	5.09
Barclays Capital 20 Year Municipal Bond Index		3.94	5.02	5.68
Lipper New York Municipal Debt Funds Average		2.39	3.66	4.18

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows6:

AAA	10.8	BBB	12.2
AA	42.6	BB	1.4
A	26.1	Not Rated	6.9

See Endnotes and Additional Disclosures on page 12.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Ohio Municipal Income Fund
September 30, 2011
Portfolio Manager William H. Ahern, Jr., CFA
Performance2

	Class A	Class C	Class I
Symbol	ETOHX	ECOHX	EIOHX
Inception Date	12/7/93	2/3/06	8/3/10

% Average Annual Total Returns at NAV

One Year	0.54	-0.21	0.74
Five Years	2.93	2.19	N.A.
Ten Years	4.44	N.A.	N.A.
Since Inception	4.44	2.65	3.06

% SEC Average Annual Total Returns with maximum sales charge

One Year	-4.28	-1.17	0.74
Five Years	1.94	2.19	N.A.
Ten Years	3.93	N.A.	N.A.
Since Inception	4.15	2.65	3.06

% Maximum Sales Charge	4.75	1.00	None

Performance of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

			With Maximum
	Period Beginning	At NAV	Sales Charge

Class C	2/3/06	$11,594	N.A.

Class I	8/3/10	$10,357	N.A.

See Endnotes and Additional Disclosures on page 12.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Ohio Municipal Income Fund
September 30, 2011
Performance2 (continued)

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I

Gross	0.78	1.53	0.59
Net of Interest Expense	0.76	1.51	0.57

% Distribution Rates/Yields[4]	Class A	Class C	Class I

Distribution Rate	4.36	3.63	4.53
Taxable-Equivalent Distribution Rate	7.13	5.94	7.41
SEC 30-day Yield	3.62	3.06	4.01
Taxable-Equivalent SEC 30-day Yield	5.92	5.00	6.56

% Leverage (all classes)[5]

RIB			6.92

% Comparative Performance[1]	One Year	Five Years	Ten Years

Barclays Capital Municipal Bond Index	3.88	5.01	5.09
Barclays Capital 20 Year Municipal Bond Index	3.94	5.02	5.68
Lipper Ohio Municipal Debt Funds Average	2.73	3.44	4.05

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, the Fund’s credit quality (% of total investments) is as follows6:

AAA	9.9	BB	2.1
AA	55.2	B	1.0
A	19.8	Not Rated	6.0
BBB	6.0

See Endnotes and Additional Disclosures on page 12.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Municipal Income Funds
September 30, 2011
Endnotes and Additional Disclosures

1.	Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays Capital 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Barclays Capital Long (22+) Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Barclays Capital 1-3 Year U.S. Government/ Credit Bond Index measures the performance of U.S. Treasuries, government-related and investment-grade U.S. corporate securities with maturities ranging from 1-3 years. Barclays Capital 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund. It is not possible to invest directly in an index or Lipper classification.

2.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

3.	Source: Fund prospectus. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with RIB transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and, as a result, NAV and performance have not been affected by this expense.

4.	Fund distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the NAV at the end of the period. Taxable-equivalent performance is based on the highest combined federal and state income tax rates (41.70% for CA, 38.45% for MA, 40.83% for NY, 38.85% for OH). Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC 30-Day Yield is calculated by dividing the net investment income per share for the 30-day period by the maximum offering price at the end of the period and annualizing the result. Distributions may be composed of tax-exempt income, ordinary income, net realized capital gains and return of capital.

5.	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding as of period end as a percentage of Fund net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions, if applicable.

6.	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is shown.

Fund profile subject to change due to active management.
The views expressed in this report are those of portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. The commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

Eaton Vance
Municipal Income Funds

September 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2011 – September 30, 2011).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance California Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(4/1/11)	(9/30/11)	(4/1/11 – 9/30/11)	Ratio

Actual
Class A	$1,000.00	$1,099.40	$5.16	0.98%
Class B	$1,000.00	$1,095.30	$9.09	1.73%
Class C	$1,000.00	$1,095.30	$9.09	1.73%
Class I	$1,000.00	$1,099.50	$3.79	0.72%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.20	$4.96	0.98%
Class B	$1,000.00	$1,016.40	$8.74	1.73%
Class C	$1,000.00	$1,016.40	$8.74	1.73%
Class I	$1,000.00	$1,021.50	$3.65	0.72%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2011.

Eaton Vance
Municipal Income Funds

September 30, 2011

Fund Expenses — continued

Eaton Vance Massachusetts Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(4/1/11)	(9/30/11)	(4/1/11 – 9/30/11)	Ratio

Actual
Class A	$1,000.00	$1,110.50	$4.39	0.83%
Class C	$1,000.00	$1,107.60	$8.35	1.58%
Class I	$1,000.00	$1,113.00	$3.34	0.63%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.20	0.83%
Class C	$1,000.00	$1,017.10	$7.99	1.58%
Class I	$1,000.00	$1,021.90	$3.19	0.63%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2011.

Eaton Vance New York Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(4/1/11)	(9/30/11)	(4/1/11 – 9/30/11)	Ratio

Actual
Class A	$1,000.00	$1,106.10	$4.65	0.88%
Class B	$1,000.00	$1,101.90	$8.59	1.63%
Class C	$1,000.00	$1,102.00	$8.59	1.63%
Class I	$1,000.00	$1,107.20	$3.59	0.68%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.46	0.88%
Class B	$1,000.00	$1,016.90	$8.24	1.63%
Class C	$1,000.00	$1,016.90	$8.24	1.63%
Class I	$1,000.00	$1,021.70	$3.45	0.68%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2011.

Eaton Vance
Municipal Income Funds

September 30, 2011

Fund Expenses — continued

Eaton Vance Ohio Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(4/1/11)	(9/30/11)	(4/1/11 – 9/30/11)	Ratio

Actual
Class A	$1,000.00	$1,086.70	$4.08	0.78%
Class C	$1,000.00	$1,083.90	$7.99	1.53%
Class I	$1,000.00	$1,089.00	$3.04	0.58%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.95	0.78%
Class C	$1,000.00	$1,017.40	$7.74	1.53%
Class I	$1,000.00	$1,022.20	$2.94	0.58%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2011.

Eaton Vance
California Municipal Income Fund

September 30, 2011

Portfolio of Investments

Tax-Exempt Investments — 109.1%

	Principal
	Amount
Security	(000’s omitted)	Value

Education — 12.1%

California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/38	$2,500	$2,629,175
California Educational Facilities Authority, (Claremont McKenna College), 5.25%, 1/1/30	1,000	1,115,890
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	215	230,843
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	375	397,883
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	2,895	2,978,637
California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	3,440	3,360,192
California Educational Facilities Authority, (Santa Clara University), 5.25%, 9/1/26	2,500	2,942,725
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,810	1,985,787
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31(1)	450	467,410
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35(1)	305	313,339
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26(1)	865	941,881
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27(1)	915	984,677
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28(1)	960	1,028,266
California State University, 5.25%, 11/1/31	1,465	1,607,427

		$20,984,132

Electric Utilities — 8.6%

Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	$2,725	$2,829,476
Chula Vista (San Diego Gas and Electric), 5.875%, 2/15/34	895	996,404
Los Angeles Department of Water and Power, Electric Revenue, 5.25%, 7/1/32	2,845	3,112,430
Sacramento Municipal Utility District, 5.00%, 8/15/27(1)	1,450	1,587,721
Sacramento Municipal Utility District, 5.00%, 8/15/28(1)	1,955	2,125,593
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	2,000	2,109,300
Vernon, Electric System Revenue, 5.125%, 8/1/21	2,170	2,181,675

		$14,942,599

Escrowed / Prerefunded — 2.1%

San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26	$5,765	$3,608,140

		$3,608,140

General Obligations — 12.2%

California, 5.50%, 11/1/35	$2,500	$2,685,625
California, 6.00%, 4/1/38	1,000	1,115,840
California Department of Veterans Affairs, (AMT), 5.00%, 12/1/27	3,500	3,551,485
Palo Alto, (Election of 2008), 5.00%, 8/1/40(2)	5,200	5,678,660
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	1,030	1,121,330
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	1,000	1,092,090
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(2)(3)	5,400	5,848,632

		$21,093,662

Hospital — 11.7%

California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$875	$901,722
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/29	1,855	2,025,753
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/34	3,500	3,516,765
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	1,500	1,584,585
California Health Facilities Financing Authority, (Sutter Health), 5.875%, 8/15/31(4)	3,000	3,283,980
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	2,000	2,001,160
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	1,500	1,488,300
California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,455	1,455,233
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,000	1,003,600
Washington Township Health Care District, 5.00%, 7/1/37	2,000	1,953,140
Washington Township Health Care District, 5.25%, 7/1/30	1,000	1,025,670

		$20,239,908

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Fund

September 30, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Housing — 0.9%

Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	$1,290	$1,229,177
Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	397	370,985

		$1,600,162

Industrial Development Revenue — 1.2%

California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$265	$272,918
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.40%, 4/1/25	1,700	1,745,016

		$2,017,934

Insured – Education — 1.2%

California Educational Facilities Authority, (Loyola Marymount University), (NPFG), 0.00%, 10/1/20	$2,000	$1,303,400
California Educational Facilities Authority, (Loyola Marymount University), (NPFG), 0.00%, 10/1/28	2,000	712,300

		$2,015,700

Insured – Electric Utilities — 1.2%

Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	$2,000	$2,068,720

		$2,068,720

Insured – Escrowed / Prerefunded — 10.2%

California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33(5)	$2,500	$3,133,800
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (FGIC), Prerefunded to 1/1/28, 5.00%, 7/1/29(3)	5,000	6,267,600
Foothill/Eastern Transportation Corridor Agency, Toll Road Bonds, (AGM), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/28	15,000	8,312,700

		$17,714,100

Insured – General Obligations — 0.8%

Los Angeles Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(2)	$1,300	$1,327,131

		$1,327,131

Insured – Hospital — 2.8%

California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.75%, 8/15/27(2)	$4,920	$4,925,166

		$4,925,166

Insured – Lease Revenue / Certificates of Participation — 2.7%

Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/30	$9,530	$2,721,577
Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	2,400	1,943,616

		$4,665,193

Insured – Special Tax Revenue — 7.0%

Ceres Redevelopment Agency, (Ceres Redevelopment Project Area No. 1), (AMBAC), 4.00%, 11/1/31	$1,485	$1,171,131
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, (AGM), 4.50%, 7/1/27	4,100	4,233,414
San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AGM), 4.25%, 7/1/36	2,465	2,414,911
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32	4,000	4,210,960

		$12,030,416

Insured – Transportation — 3.0%

San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, (NPFG), 0.00%, 1/15/24	$1,800	$683,910
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	2,125	2,149,523
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	2,230	2,360,834

		$5,194,267

Insured – Water and Sewer — 0.3%

Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	$710	$604,714

		$604,714

Lease Revenue / Certificates of Participation — 2.0%

Los Angeles County, (Disney Parking), 0.00%, 3/1/17	$1,175	$966,144
Los Angeles County, (Disney Parking), 0.00%, 3/1/20	3,650	2,508,170

		$3,474,314

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Fund

September 30, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Other Revenue — 1.4%

California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	$575	$577,536
Golden State Tobacco Securitization Corp., 5.30%, (0.00% until 12/1/12), 6/1/37	1,655	1,055,063
Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	1,060	751,211

		$2,383,810

Senior Living / Life Care — 1.3%

California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26	$250	$232,722
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36	1,000	877,770
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41	1,000	1,087,740

		$2,198,232

Special Tax Revenue — 10.6%

Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$2,000	$1,974,760
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	415	349,065
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	665	511,717
Corona Public Financing Authority, 5.80%, 9/1/20	1,755	1,759,370
Fairfield Improvement Bond Act of 1915, (North Cordelia District), 7.375%, 9/2/18	660	685,733
Lincoln Public Financing Authority, Improvement Bond Act of 1915, (Twelve Bridges), 6.20%, 9/2/25	1,735	1,735,711
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	15,995	1,013,923
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)(3)	4,380	4,539,651
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,000	1,114,190
Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	985	987,719
Temecula Unified School District, 5.00%, 9/1/27	350	329,809
Temecula Unified School District, 5.00%, 9/1/37	535	469,516
Torrance Redevelopment Agency, 5.625%, 9/1/28	1,000	964,030
Tustin Community Facilities District, 6.00%, 9/1/37	1,000	994,730
Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	900	902,484

		$18,332,408

Transportation — 9.9%

Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29(4)	$4,005	$4,376,904
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2)(3)	3,080	3,287,623
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	2,750	2,917,888
Los Angeles Harbor Department, (AMT), 5.00%, 8/1/22	2,500	2,804,800
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	3,600	3,760,164

		$17,147,379

Water and Sewer — 5.9%

California Department of Water Resources, 5.00%, 5/1/21	$1,445	$1,657,603
California Department of Water Resources, 5.00%, 12/1/29	3,180	3,476,217
East Bay Municipal Utility District, 5.00%, 6/1/30	2,000	2,215,480
Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 5.00%, 7/1/29	2,500	2,776,775

		$10,126,075

Total Tax-Exempt Investments — 109.1%
(identified cost $178,369,442)		$188,694,162

Other Assets, Less Liabilities — (9.1)%		$(15,683,148)

Net Assets — 100.0%		$173,011,014

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
RADIAN	- Radian Group, Inc.

See Notes to Financial Statements.

Eaton Vance
California Municipal Income Fund

September 30, 2011

Portfolio of Investments — continued

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2011, 26.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 15.1% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)	Security (or a portion thereof) has been pledged as collateral for open swap contracts or residual interest bond transactions. The aggregate value of such collateral is $4,206,399.

(4)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Income Fund

September 30, 2011

Portfolio of Investments

Tax-Exempt Investments — 104.5%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 6.2%

Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$4,000	$4,426,680
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	2,940	3,681,939
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	3,205	4,020,544

		$12,129,163

Education — 15.8%

Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	$3,930	$4,515,138
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,100	1,174,569
Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	1,770	1,776,832
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	4,000	5,010,880
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	6,000	6,494,280
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32(2)	5,000	6,584,900
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	5,000	5,505,650

		$31,062,249

Electric Utilities — 2.9%

Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	$5,650	$5,662,825

		$5,662,825

Escrowed / Prerefunded — 2.3%

Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	$1,500	$1,769,685
Massachusetts Water Resources Authority, Escrowed to Maturity, 5.25%, 12/1/15	2,540	2,828,696

		$4,598,381

General Obligations — 12.5%

Danvers, 5.25%, 7/1/36	$2,800	$3,161,004
Massachusetts, 5.25%, 8/1/28	5,000	6,087,900
Newton, 5.00%, 4/1/36	4,500	4,946,715
Plymouth, 5.00%, 5/1/26	710	812,560
Plymouth, 5.00%, 5/1/28	1,160	1,300,128
Plymouth, 5.00%, 5/1/31	1,090	1,206,695
Plymouth, 5.00%, 5/1/32	1,000	1,105,360
Wayland, 5.00%, 2/1/33	1,790	2,010,528
Wayland, 5.00%, 2/1/36	2,680	3,001,091
Winchester, 5.00%, 4/15/36	775	869,604

		$24,501,585

Hospital — 14.1%

Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	$1,900	$2,128,855
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	1,130	1,160,363
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	2,000	2,064,760
Massachusetts Health and Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	1,000	1,008,300
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	2,000	2,045,200
Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), 6.00%, 7/1/22	2,055	2,083,503
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	3,320	3,325,212
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	1,645	1,493,792
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/32(1)	6,800	6,996,248
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/39	4,305	4,237,971
Massachusetts Health and Educational Facilities Authority, (Winchester Hospital), 5.25%, 7/1/38	1,200	1,141,212

		$27,685,416

Industrial Development Revenue — 3.4%

Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$2,155	$2,159,030
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	5,170	4,449,922

		$6,608,952

See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Income Fund

September 30, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Education — 6.4%

Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	$5,000	$5,992,950
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	5,460	6,626,474

		$12,619,424

Insured – Escrowed / Prerefunded — 0.1%

Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	$200	$235,958

		$235,958

Insured – Hospital — 0.7%

Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$1,395	$1,458,765

		$1,458,765

Insured – Other Revenue — 1.5%

Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$2,625	$2,968,088

		$2,968,088

Insured – Special Tax Revenue — 5.5%

Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	$4,955	$5,570,312
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	5,000	5,311,700

		$10,882,012

Insured – Student Loan — 3.5%

Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$2,030	$2,174,861
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	5,140	4,744,837

		$6,919,698

Insured – Transportation — 9.0%

Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/32	$2,790	$2,794,631
Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/38	3,435	3,438,985
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	10,750	7,080,057
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	4,320	4,401,648

		$17,715,321

Nursing Home — 2.5%

Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	$2,145	$2,078,483
Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	2,815	2,816,295

		$4,894,778

Other Revenue — 2.5%

Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$1,590	$1,793,361
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	1,195	1,332,783
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	1,580	1,725,107

		$4,851,251

Senior Living / Life Care — 2.1%

Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.10%, 7/1/29	$1,400	$1,276,226
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	525	540,535
Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	615	496,034
Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	2,465	1,796,394

		$4,109,189

Solid Waste — 1.7%

Massachusetts Industrial Finance Agency, Resource Recovery, (Ogden Haverhill), (AMT), 5.60%, 12/1/19	$3,250	$3,260,498

		$3,260,498

See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Income Fund

September 30, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Special Tax Revenue — 3.5%

Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/23	$6,185	$3,827,402
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/31	1,240	1,506,612
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	85	81,122
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,255	1,352,940

		$6,768,076

Transportation — 2.1%

Massachusetts Port Authority, 5.00%, 7/1/28	$3,750	$4,151,363

		$4,151,363

Water and Sewer — 6.2%

Boston Industrial Development Authority, (Harbor Electric Energy Co.), (AMT), 7.375%, 5/15/15	$4,800	$4,821,840
Massachusetts Water Resources Authority, 4.00%, 8/1/46	5,665	5,517,087
Massachusetts Water Resources Authority, 5.25%, 12/1/15	1,625	1,794,796

		$12,133,723

Total Tax-Exempt Investments — 104.5%
(identified cost $191,793,430)		$205,216,715

Other Assets, Less Liabilities — (4.5)%		$(8,777,777)

Net Assets — 100.0%		$196,438,938

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2011, 25.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 9.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund

September 30, 2011

Portfolio of Investments

Tax-Exempt Investments — 106.6%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 4.9%

New York Environmental Facilities Corp., 5.00%, 10/15/39	$5,910	$6,420,801
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/37(1)	8,400	9,071,496

		$15,492,297

Cogeneration — 1.3%

Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$4,250	$4,031,210

		$4,031,210

Education — 19.6%

Geneva Industrial Development Agency, (Hobart & William Smith Project), 5.375%, 2/1/33	$1,810	$1,833,838
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/34	5,725	6,169,775
New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	985	1,002,425
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,790	1,941,649
New York Dormitory Authority, (City University), 6.00%, 7/1/20	5,000	6,015,800
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38(2)	5,000	5,461,450
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,500	2,716,300
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,000	10,844,100
New York Dormitory Authority, (Rochester Institute of Technology), 6.00%, 7/1/33	8,500	9,446,220
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/25	1,110	1,233,421
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	250	271,125
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,500	1,532,175
New York Dormitory Authority, (State University Educational Facilities), 5.50%, 5/15/19	2,000	2,358,600
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,500	5,904,195
New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	2,255	2,224,106
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	970	990,089
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	2,515	2,569,374

		$62,514,642

Electric Utilities — 4.2%

Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$2,930	$3,325,433
New York Energy Research and Development Authority, (Brooklyn Union Gas), (AMT), 6.952%, 7/1/26	5,000	5,009,650
New York Power Authority, 5.00%, 11/15/31(3)	1,000	1,098,710
Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	3,755	3,778,544

		$13,212,337

Escrowed / Prerefunded — 1.6%

Suffolk County Industrial Development Agency, (Huntington Hospital), Prerefunded to 11/1/12, 5.875%, 11/1/32	$5,000	$5,044,650

		$5,044,650

General Obligations — 3.6%

New York City, 5.30%, 4/1/27	$250	$278,387
New York City, 5.375%, 4/1/36	5,000	5,477,450
New York City, 6.25%, 10/15/28	4,000	4,727,440
Saratoga County, 4.75%, 7/15/37	1,000	1,054,200

		$11,537,477

Health Care – Miscellaneous — 0.2%

New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$340	$290,200
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, 7.50%, 9/1/15	110	111,565
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series F, 7.50%, 9/1/15	165	167,348
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series J, 7.50%, 9/1/15	145	147,064

		$716,177

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund

September 30, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Hospital — 13.6%

Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$370	$392,000
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	2,535	2,620,100
Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	2,790	2,714,670
Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/22	4,250	4,402,575
Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	150	150,419
New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	4,575	4,634,749
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(1)	6,750	7,106,805
New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,000	2,010,260
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	3,500	3,675,595
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 11/1/34	3,155	3,165,380
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	4,500	4,605,975
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,420	1,435,592
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,830	2,841,858
Oneida County Industrial Development Agency, (Elizabeth Medical Center), 5.875%, 12/1/29	2,750	2,587,227
Oneida County Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	1,000	954,610

		$43,297,815

Housing — 4.3%

New York City Housing Development Corp., MFMR, (AMT), 4.70%, 11/1/40	$3,500	$3,338,230
New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	2,000	2,002,840
New York Housing Finance Agency, 5.25%, 11/1/41	2,000	2,042,540
New York Mortgage Agency, (AMT), 5.20%, 10/1/32	3,000	3,051,780
New York Mortgage Agency, (AMT), 5.30%, 4/1/29	2,035	2,035,590
New York Mortgage Agency, (AMT), 5.65%, 4/1/30	1,315	1,315,737

		$13,786,717

Industrial Development Revenue — 3.3%

New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	$4,005	$4,264,324
Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), 4.875%, 7/1/41	5,000	4,991,850
Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	1,250	1,264,250

		$10,520,424

Insured – Education — 2.9%

New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,600	$7,002,930
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	2,250	2,319,007

		$9,321,937

Insured – Electric Utilities — 1.5%

Long Island Power Authority, (BHAC), 6.00%, 5/1/33	$4,250	$4,868,588

		$4,868,588

Insured – Escrowed / Prerefunded — 4.4%

New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$3,915	$2,492,211
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	4,385	2,657,310
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	16,945	8,734,808

		$13,884,329

Insured – General Obligations — 2.3%

Brentwood Union Free School District, (AGC), 4.75%, 11/15/21	$1,875	$2,187,169
Brentwood Union Free School District, (AGC), 4.75%, 11/15/22	2,700	3,124,980
Jamestown, (AMBAC), 7.10%, 3/15/12	675	694,427
Jamestown, (AMBAC), 7.10%, 3/15/13	675	734,049
Jamestown, (AMBAC), 7.10%, 3/15/14	515	587,491

		$7,328,116

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund

September 30, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 2.2%

Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47(4)	$7,565	$6,945,805

		$6,945,805

Insured – Other Revenue — 2.0%

New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/30	$10,225	$3,835,397
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	2,590	915,928
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/33	4,825	1,529,911

		$6,281,236

Insured – Special Tax Revenue — 3.5%

New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$3,510	$3,454,437
New York Urban Development Corp., (FGIC), (NPFG), 5.25%, 3/15/34	1,000	1,038,350
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	6,750	2,436,885
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	15,975	3,503,477
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	4,140	731,207

		$11,164,356

Insured – Transportation — 1.3%

Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (NPFG), (AMT), 5.625%, 4/1/29	$2,695	$2,637,785
Port Authority of New York and New Jersey, (AGC), (AMT), 4.50%, 9/1/35	1,475	1,478,363

		$4,116,148

Insured – Water and Sewer — 0.8%

Nassau County Industrial Development Agency, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$2,535	$2,501,563

		$2,501,563

Lease Revenue / Certificates of Participation — 4.1%

New York Urban Development Corp., 5.70%, 4/1/20	$10,940	$13,122,311

		$13,122,311

Other Revenue — 3.4%

Albany Industrial Development Agency, Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$2,000	$1,201,600
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	10,395	3,251,036
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,260	1,323,832
New York City Cultural Resource Trust, (Museum of Modern Art), 5.00%, 4/1/31	1,710	1,850,972
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/39	1,000	1,079,960
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	1,960	2,245,513

		$10,952,913

Senior Living / Life Care — 1.0%

Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$800	$734,824
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	2,395	2,432,721

		$3,167,545

Special Tax Revenue — 7.3%

New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/36	$1,605	$1,730,302
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	5,000	5,439,200
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,500	1,647,495
New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	5,500	6,026,735
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	50,000	3,169,500
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	3,155	3,270,000
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,890	2,037,496

		$23,320,728

Transportation — 11.3%

Metropolitan Transportation Authority, 5.00%, 11/15/37	$2,710	$2,795,609
Nassau County Bridge Authority, 5.00%, 10/1/40	1,915	2,031,068
Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	12,000	12,695,760
Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,500	2,986,625

See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund

September 30, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Transportation (continued)

Port Authority of New York and New Jersey, (AMT), 4.75%, 6/15/33	$5,395	$5,471,339
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	9,000	9,869,310

		$35,849,711

Water and Sewer — 2.0%

Dutchess County Water and Wastewater Authority, 0.00%, 10/1/31	$585	$252,989
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/32	585	241,114
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/33	335	130,948
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/36	585	195,361
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/37	585	185,556
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/38	585	176,606
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/39	585	168,018
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	1,000	1,096,400
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40	10	11,440
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)	3,450	3,946,938

		$6,405,370

Total Tax-Exempt Investments — 106.6%
(identified cost $320,973,960)		$339,384,402

Other Assets, Less Liabilities — (6.6)%		$(20,926,810)

Net Assets — 100.0%		$318,457,592

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
MFMR	- Multi-Family Mortgage Revenue
NPFG	- National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2011, 19.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 7.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	When-issued security.

(4)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Fund

September 30, 2011

Portfolio of Investments

Tax-Exempt Investments — 102.9%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 5.8%

Cleveland-Cuyahoga County Port Authority, (Columbia National), (AMT), 5.00%, 5/15/20	$565	$517,890
Cleveland-Cuyahoga County Port Authority, (Fairmount Project), 5.125%, 5/15/25	640	566,867
Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	1,440	1,486,023
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/28	750	838,620
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 6/1/30	750	827,340
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.25%, 6/1/20	1,000	1,245,310
Rickenbacker Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32	5,955	6,455,577

		$11,937,627

Education — 5.4%

Cuyahoga Community College District, 5.25%, 2/1/29	$2,500	$2,744,625
Ohio Higher Educational Facilities Authority, (Case Western Reserve University), 5.00%, 12/1/33	5,000	5,249,800
Ohio Higher Educational Facilities Authority, (Case Western Reserve University), 6.50%, 10/1/20	550	670,868
Ohio State University, 5.00%, 12/1/29	1,105	1,289,734
University of Cincinnati, 5.00%, 6/1/28(1)	1,000	1,068,590

		$11,023,617

Electric Utilities — 1.6%

Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$1,025	$1,025,308
Puerto Rico Electric Power Authority, 5.00%, 7/1/37	2,290	2,288,168

		$3,313,476

Escrowed / Prerefunded — 1.1%

Ohio Water Development Authority, (Fresh Water Improvement), Prerefunded to 6/1/14, 5.00%, 12/1/28(2)	$2,000	$2,241,640

		$2,241,640

General Obligations — 1.2%

Butler County, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,133,590
Highland Local School District, (School Facilities, Construction and Improvement), 5.50%, 12/1/36	1,000	1,114,050
Tuscarawas County, (Public Library Improvement), 6.90%, 12/1/11	130	130,424

		$2,378,064

Hospital — 9.4%

Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	$2,500	$2,525,150
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	950	974,415
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	1,250	1,274,312
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	1,000	1,060,000
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.25%, 1/1/33	4,880	5,097,502
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	2,700	2,711,637
Ohio Higher Educational Facility Commission, (University Hospital Health Systems, Inc.), 4.75%, 1/15/46	950	850,582
Ohio Higher Educational Facility Commission, (University Hospital Health Systems, Inc.), 5.25%, 1/15/46	4,000	4,000,600
Richland County, (MedCentral Health Systems), 6.375%, 11/15/30	830	839,321

		$19,333,519

Housing — 0.4%

Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (FNMA), (GNMA), (AMT), 4.75%, 3/1/37	$860	$838,276

		$838,276

Industrial Development Revenue — 4.7%

Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,300	$1,983,727
Ohio Sewer and Solid Waste Disposal Facilities, (Anheuser-Busch Cos., Inc.), (AMT), 6.00%, 7/1/35	4,000	4,002,920
Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	825	845,691
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	3,165	2,724,179

		$9,556,517

See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Fund

September 30, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Education — 4.2%

Kent State University, (AGC), 5.00%, 5/1/29	$2,175	$2,315,309
Miami University, (AMBAC), 3.25%, 9/1/26	750	695,640
Ohio Higher Educational Facilities Authority, (University of Dayton), (AMBAC), 5.00%, 12/1/30	2,770	2,856,923
University of Cincinnati, (NPFG), 5.00%, 6/1/34	2,700	2,793,177

		$8,661,049

Insured – Electric Utilities — 11.3%

American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$4,300	$4,561,139
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,540	1,155,446
Hamilton, Electric System Revenue, (AGM), 4.70%, 10/15/25	2,000	2,094,500
Ohio Air Quality Development Authority, (Dayton Power & Light Co.), (BHAC), (FGIC), 4.80%, 1/1/34	5,045	5,123,399
Ohio Air Quality Development Authority, (Ohio Power), (AMBAC), 5.15%, 5/1/26	2,630	2,631,157
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	1,486,470
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,500	1,158,625
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	4,750	2,070,715
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	2,750	2,850,568

		$23,132,019

Insured – Escrowed / Prerefunded — 3.2%

Cincinnati City School District, (AGM), Prerefunded to 12/1/13, 5.00%, 12/1/31	$1,000	$1,099,080
Little Miami School District, (AGM), Prerefunded to 12/1/16, 5.00%, 12/1/34	1,500	1,809,945
Marysville Exempt Village School District, (School Facilities), (NPFG), Prerefunded to 6/1/15, 5.25%, 12/1/30	1,000	1,169,780
Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), Prerefunded to 5/1/16, 5.00%, 5/1/22	845	1,000,387
Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), Prerefunded to 5/1/16, 5.25%, 5/1/21	1,245	1,487,900

		$6,567,092

Insured – General Obligations — 31.5%

Adams County Local School District, (AGM), 4.25%, 12/1/33	$1,435	$1,422,099
Brookfield Local School District, (AGM), 5.25%, 1/15/36	1,300	1,383,941
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/32	2,500	856,075
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29	2,500	3,003,625
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29(3)	7,500	9,010,875
Cleveland, (AMBAC), 5.50%, 10/1/23	2,105	2,506,066
Columbus School District, (AGM), 4.25%, 12/1/32	425	426,054
Fairview Park, (NPFG), 5.00%, 12/1/25	3,700	3,900,910
Hamilton City School District, (AGM), 5.00%, 12/1/18	770	877,561
Kettering City School District, (AGM), 5.25%, 12/1/31	9,705	11,275,657
Mason City School District, (AGM), 5.25%, 12/1/31	3,525	4,450,312
Olentangy Local School District, (AGM), 5.00%, 12/1/21	1,745	1,945,204
Olentangy Local School District, (AGM), 5.00%, 12/1/30	1,255	1,333,438
Painesville City School District, (NPFG), 5.00%, 12/1/24	1,620	1,721,833
Pickerington Local School District, (School Facility Contract), (FGIC), (NPFG), 0.00%, 12/1/16	1,500	1,346,385
Springboro Community City School District, (AGM), 5.25%, 12/1/30	5,000	5,827,250
Springboro Community City School District, (AGM), 5.25%, 12/1/32	4,500	5,273,100
Westerville City School District, (XLCA), 5.00%, 12/1/27	6,705	7,879,381

		$64,439,766

Insured – Hospital — 4.3%

Butler County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/31(4)	$3,350	$3,117,912
Franklin County, (Ohio Health Corp.), (NPFG), 5.00%, 5/15/33	1,270	1,277,899
Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	1,555	1,431,813
Lorain County, (Catholic Healthcare Partners), (AGM), Variable Rate, 17.883%, 2/1/29(5)(6)(7)	2,575	2,928,496

		$8,756,120

See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Fund

September 30, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Special Tax Revenue — 1.3%

Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	$4,760	$1,571,466
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	5,000	1,096,550
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	590	104,206

		$2,772,222

Insured – Transportation — 6.5%

Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/24	$7,000	$8,279,180
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)	5,000	5,094,500

		$13,373,680

Insured – Water and Sewer — 2.5%

Cleveland Waterworks, (NPFG), 5.00%, 1/1/37	$5,000	$5,180,500

		$5,180,500

Lease Revenue / Certificates of Participation — 1.6%

Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$1,455	$1,571,327
Ohio Building Authority, 5.00%, 10/1/27	1,500	1,627,245

		$3,198,572

Other Revenue — 2.9%

Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47	$2,275	$1,596,982
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	4,700	4,365,501

		$5,962,483

Special Tax Revenue — 0.4%

Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$675	$727,677

		$727,677

Water and Sewer — 3.6%

Cincinnati Water System Authority, 4.50%, 12/1/23	$3,000	$3,224,460
Cincinnati Water System Authority, 5.00%, 12/1/32(8)	3,820	4,096,950

		$7,321,410

Total Tax-Exempt Investments — 102.9%
(identified cost $200,570,940)		$210,715,326

Other Assets, Less Liabilities — (2.9)%		$(5,846,711)

Net Assets — 100.0%		$204,868,615

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
FNMA	- Federal National Mortgage Association
GNMA	- Government National Mortgage Association
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2011, 63.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 25.7% of total investments.

(1)	When-issued security.

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(4)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain

See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Fund

September 30, 2011

Portfolio of Investments — continued

transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2011, the aggregate value of these securities is $2,928,496 or 1.4% of the Fund’s net assets.

(6)	Security has been issued as a leveraged residual interest bond. The stated interest rate represents the rate in effect at September 30, 2011.

(7)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $7,725,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(8)	Security (or a portion thereof) has been pledged as collateral for open swap contracts. The aggregate value of such collateral is $80,438.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

September 30, 2011

Statements of Assets and Liabilities

	September 30, 2011

Assets	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Investments —
Identified cost	$178,369,442	$191,793,430	$320,973,960	$200,570,940
Unrealized appreciation	10,324,720	13,423,285	18,410,442	10,144,386

Investments, at value	$188,694,162	$205,216,715	$339,384,402	$210,715,326

Cash	$9,304,769	$7,948,793	$10,809,343	$906,494
Interest receivable	1,980,127	2,742,179	4,870,014	2,942,464
Receivable for investments sold	458,295	—	214,329	35,000
Receivable for Fund shares sold	36,852	40,781	116,443	52,739

Total assets	$200,474,205	$215,948,468	$355,394,531	$214,652,023

Liabilities

Payable for floating rate notes issued	$18,125,000	$18,650,000	$34,525,000	$7,500,000
Payable for investments purchased	495,903	—	—	—
Payable for when-issued securities	7,433,252	—	1,109,650	1,062,960
Payable for variation margin on open financial futures contracts	22,031	10,938	30,080	39,982
Payable for open swap contracts	612,538	—	—	505,307
Payable for Fund shares redeemed	347,823	410,223	600,933	240,581
Distributions payable	189,971	193,034	264,256	211,600
Payable to affiliates:
Investment adviser fee	65,947	66,072	114,079	69,579
Distribution and service fees	41,660	43,686	79,547	46,363
Interest expense and fees payable	28,030	37,806	82,089	17,402
Accrued expenses	101,036	97,771	131,305	89,634

Total liabilities	$27,463,191	$19,509,530	$36,936,939	$9,783,408

Net Assets	$173,011,014	$196,438,938	$318,457,592	$204,868,615

Sources of Net Assets

Paid-in capital	$190,489,570	$222,728,762	$337,852,266	$222,612,433
Accumulated net realized loss	(27,302,257)	(40,126,846)	(37,929,373)	(26,783,362)
Accumulated undistributed (distributions in excess of) net investment income	370,188	517,045	408,354	(89,285)
Net unrealized appreciation	9,453,513	13,319,977	18,126,345	9,128,829

Net Assets	$173,011,014	$196,438,938	$318,457,592	$204,868,615

Class A Shares

Net Assets	$151,148,122	$163,878,949	$254,304,414	$178,802,272
Shares Outstanding	15,818,315	18,832,376	26,469,622	20,336,763
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.56	$8.70	$9.61	$8.79
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.04	$9.13	$10.09	$9.23

Class B Shares

Net Assets	$2,713,911	$—	$10,240,085	$—
Shares Outstanding	307,176	—	1,064,400	—
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.84	$—	$9.62	$—

Class C Shares

Net Assets	$10,210,780	$20,017,927	$38,670,126	$21,579,975
Shares Outstanding	1,155,600	2,299,226	4,023,057	2,456,040
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.84	$8.71	$9.61	$8.79

Class I Shares

Net Assets	$8,938,201	$12,542,062	$15,242,967	$4,486,368
Shares Outstanding	934,640	1,441,536	1,586,797	509,972
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.56	$8.70	$9.61	$8.80

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

September 30, 2011

Statements of Operations

	Year Ended September 30, 2011

Investment Income	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Interest	$10,502,968	$11,613,661	$18,877,174	$11,821,121

Total investment income	$10,502,968	$11,613,661	$18,877,174	$11,821,121

Expenses

Investment adviser fee	$834,965	$845,250	$1,430,582	$933,607
Distribution and service fees
Class A	390,214	334,082	522,295	396,718
Class B	28,810	—	96,823	—
Class C	107,522	191,141	374,418	227,373
Trustees’ fees and expenses	6,121	6,837	10,748	7,643
Custodian fee	83,330	92,256	134,398	105,368
Transfer and dividend disbursing agent fees	69,922	74,457	156,461	102,689
Legal and accounting services	73,658	66,218	91,322	51,026
Printing and postage	18,562	16,702	28,562	21,306
Registration fees	1,628	11,029	5,236	8,787
Interest expense and fees	208,041	180,876	332,880	67,665
Miscellaneous	20,281	21,587	31,664	27,548

Total expenses	$1,843,054	$1,840,435	$3,215,389	$1,949,730

Deduct —
Reduction of custodian fee	$1,961	$1,208	$1,666	$1,185

Total expense reductions	$1,961	$1,208	$1,666	$1,185

Net expenses	$1,841,093	$1,839,227	$3,213,723	$1,948,545

Net investment income	$8,661,875	$9,774,434	$15,663,451	$9,872,576

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(4,430,798)	$(2,022,382)	$(1,067,763)	$(3,012,341)
Financial futures contracts	(2,455,599)	(498,345)	(542,224)	(3,073,173)
Swap contracts	(435,230)	(696,319)	(993,544)	(359,039)

Net realized loss	$(7,321,627)	$(3,217,046)	$(2,603,531)	$(6,444,553)

Change in unrealized appreciation (depreciation) —
Investments	$(2,251,202)	$(3,773,837)	$(6,753,054)	$(6,280,614)
Financial futures contracts	(291,706)	(32,201)	(500,823)	(249,372)
Swap contracts	(604,752)	135,316	193,076	(498,884)

Net change in unrealized appreciation (depreciation)	$(3,147,660)	$(3,670,722)	$(7,060,801)	$(7,028,870)

Net realized and unrealized loss	$(10,469,287)	$(6,887,768)	$(9,664,332)	$(13,473,423)

Net increase (decrease) in net assets from operations	$(1,807,412)	$2,886,666	$5,999,119	$(3,600,847)

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

September 30, 2011

Statements of Changes in Net Assets

	Year Ended September 30, 2011

Increase (Decrease) in Net Assets	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

From operations —
Net investment income	$8,661,875	$9,774,434	$15,663,451	$9,872,576
Net realized loss from investment transactions, financial futures contracts and swap contracts	(7,321,627)	(3,217,046)	(2,603,531)	(6,444,553)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(3,147,660)	(3,670,722)	(7,060,801)	(7,028,870)

Net increase (decrease) in net assets from operations	$(1,807,412)	$2,886,666	$5,999,119	$(3,600,847)

Distributions to shareholders —
From net investment income
Class A	$(7,461,119)	$(8,047,286)	$(12,840,981)	$(8,816,352)
Class B	(116,230)	—	(424,262)	—
Class C	(433,776)	(817,901)	(1,640,425)	(883,498)
Class I	(403,570)	(691,288)	(665,752)	(110,973)

Total distributions to shareholders	$(8,414,695)	$(9,556,475)	$(15,571,420)	$(9,810,823)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$7,675,164	$6,041,906	$15,774,919	$8,569,010
Class B	338,546	—	1,019,136	—
Class C	934,018	3,276,018	4,469,638	2,113,991
Class I	4,171,572	1,773,187	7,407,286	5,444,779
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	4,578,285	5,326,800	9,274,536	5,718,858
Class B	52,308	—	229,758	—
Class C	238,659	545,827	1,068,109	560,334
Class I	87,144	242,192	155,889	24,205
Cost of shares redeemed
Class A	(32,304,031)	(38,943,001)	(68,901,327)	(71,013,052)
Class B	(725,452)	—	(1,646,795)	—
Class C	(3,404,483)	(5,826,505)	(12,367,615)	(10,118,247)
Class I	(3,266,989)	(4,772,127)	(5,480,322)	(1,215,296)
Net asset value of shares exchanged
Class A	147,489	—	430,871	—
Class B	(147,489)	—	(430,871)	—

Net decrease in net assets from Fund share transactions	$(21,625,259)	$(32,335,703)	$(48,996,788)	$(59,915,418)

Net decrease in net assets	$(31,847,366)	$(39,005,512)	$(58,569,089)	$(73,327,088)

Net Assets

At beginning of year	$204,858,380	$235,444,450	$377,026,681	$278,195,703

At end of year	$173,011,014	$196,438,938	$318,457,592	$204,868,615

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$370,188	$517,045	$408,354	$(89,285)

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

September 30, 2011

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2010

Increase (Decrease) in Net Assets	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

From operations —
Net investment income	$9,727,516	$11,493,243	$17,221,569	$11,834,686
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	325,147	(5,946,402)	(7,250,145)	(3,671,144)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	125,594	6,041,718	9,786,686	3,144,474

Net increase in net assets from operations	$10,178,257	$11,588,559	$19,758,110	$11,308,016

Distributions to shareholders —
From net investment income
Class A	$(8,536,458)	$(9,238,054)	$(14,525,676)	$(10,736,805)
Class B	(131,389)	(624,027)	(433,293)	—
Class C	(490,029)	(797,761)	(1,768,259)	(1,024,875)
Class I	(294,854)	(658,451)	(433,585)	(7)

Total distributions to shareholders	$(9,452,730)	$(11,318,293)	$(17,160,813)	$(11,761,687)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$7,840,473	$9,777,157	$26,366,550	$26,879,812
Class B	583,758	189,612	1,704,324	—
Class C	2,438,649	7,556,854	11,378,545	5,351,080
Class I	6,842,580	5,552,656	12,993,282	1,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,118,447	5,149,085	10,095,421	6,607,816
Class B	62,283	374,564	255,977	—
Class C	296,750	528,512	1,154,313	656,668
Class I	13,015	220,988	47,953	—
Cost of shares redeemed
Class A	(40,479,728)	(46,003,526)	(65,442,475)	(52,556,716)
Class B	(532,404)	(2,544,730)	(1,418,987)	—
Class C	(2,623,478)	(4,240,421)	(9,294,102)	(4,746,440)
Class I	(1,387,412)	(1,087,107)	(1,618,464)	—
Net asset value of shares exchanged
Class A	388,198	2,533,540	364,036	—
Class B	(388,198)	(2,533,540)	(364,036)	—
Net asset value of shares merged*
Class A	—	18,029,357	—	—
Class B	—	(18,029,357)	—	—
Contingent deferred sales charges
Class B	—	751	—	—

Net decrease in net assets from Fund share transactions	$(21,827,067)	$(24,525,605)	$(13,777,663)	$(17,806,780)

Net decrease in net assets	$(21,101,540)	$(24,255,339)	$(11,180,366)	$(18,260,451)

Net Assets

At beginning of year	$225,959,920	$259,699,789	$388,207,047	$296,456,154

At end of year	$204,858,380	$235,444,450	$377,026,681	$278,195,703

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$370,186	$517,044	$408,352	$(89,284)

*	At the close of business on June 11, 2010, Class B shares of Massachusetts Fund merged into Class A shares.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

September 30, 2011

Statements of Cash Flows*

	Year Ended September 30, 2011

Cash Flows From Operating Activities	California Fund	New York Fund

Net increase (decrease) in net assets from operations	$(1,807,412)	$5,999,119
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by operating activities:
Investments purchased	(73,331,850)	(20,069,064)
Investments sold	108,998,461	91,549,359
Net amortization/accretion of premium (discount)	(1,445,369)	(1,490,218)
Decrease in interest receivable	568,838	920,957
Increase in receivable for investments sold	(302,220)	(139,083)
Increase in payable for investments purchased	495,903	—
Increase in payable for when-issued securities	7,433,252	1,109,650
Increase in payable for variation margin on open financial futures contracts	18,906	9,580
Increase (decrease) in payable for open swap contracts	604,752	(193,076)
Decrease in payable to affiliate for investment adviser fee	(12,807)	(10,569)
Decrease in payable to affiliate for distribution and service fees	(9,077)	(16,529)
Decrease in interest expense and fees payable	(30,439)	(42,683)
Decrease in accrued expenses	(51,212)	(73,740)
Net change in unrealized (appreciation) depreciation from investments	2,251,202	6,753,054
Net realized loss from investments	4,430,798	1,067,763

Net cash provided by operating activities	$47,811,726	$85,374,520

Cash Flows From Financing Activities

Proceeds from Fund shares sold	$13,282,949	$28,885,595
Fund shares redeemed	(39,921,481)	(88,304,744)
Distributions paid, net of reinvestments	(3,597,976)	(5,058,073)
Proceeds from secured borrowings	4,160,000	—
Repayment of secured borrowings	(14,400,000)	(10,465,000)

Net cash used in financing activities	$(40,476,508)	$(74,942,222)

Net increase in cash	$7,335,218	$10,432,298

Cash at beginning of year	$1,969,551	$377,045

Cash at end of year	$9,304,769	$10,809,343

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$4,956,396	$10,728,292
Cash paid for interest and fees	238,480	375,563

*	Statement of Cash Flows is not required for Massachusetts Fund and Ohio Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

September 30, 2011

Financial Highlights

	California Fund — Class A

	Year Ended September 30,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$10.000	$9.940	$9.170	$10.620	$11.080

Income (Loss) From Operations

Net investment income(1)	$0.457	$0.461	$0.454	$0.456	$0.458
Net realized and unrealized gain (loss)	(0.454)	0.046	0.757	(1.411)	(0.280)

Total income (loss) from operations	$0.003	$0.507	$1.211	$(0.955)	$0.178

Less Distributions

From net investment income	$(0.443)	$(0.447)	$(0.441)	$(0.450)	$(0.462)
From net realized gain	—	—	—	(0.045)	(0.176)

Total distributions	$(0.443)	$(0.447)	$(0.441)	$(0.495)	$(0.638)

Net asset value — End of year	$9.560	$10.000	$9.940	$9.170	$10.620

Total Return(2)	0.28%	5.36%	13.91%	(9.32)%	1.61%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$151,148	$180,089	$206,762	$232,090	$261,254
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.87%	0.90%	0.91%	0.86%	0.84	%(3)
Interest and fee expense(4)	0.12%	0.10%	0.18%	0.30%	0.33%
Total expenses before custodian fee reduction	0.99%	1.00%	1.09%	1.16%	1.17	%(3)
Expenses after custodian fee reduction excluding interest and fees	0.87%	0.90%	0.91%	0.84%	0.82	%(3)
Net investment income	4.92%	4.76%	5.14%	4.47%	4.22%
Portfolio Turnover	37%	17%	21%	22%	41%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

September 30, 2011

Financial Highlights — continued

	California Fund — Class B

	Year Ended September 30,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.250	$9.190	$8.480	$9.810	$10.260

Income (Loss) From Operations

Net investment income(1)	$0.358	$0.358	$0.359	$0.351	$0.350
Net realized and unrealized gain (loss)	(0.423)	0.051	0.696	(1.295)	(0.273)

Total income (loss) from operations	$(0.065)	$0.409	$1.055	$(0.944)	$0.077

Less Distributions

From net investment income	$(0.345)	$(0.349)	$(0.345)	$(0.341)	$(0.351)
From net realized gain	—	—	—	(0.045)	(0.176)

Total distributions	$(0.345)	$(0.349)	$(0.345)	$(0.386)	$(0.527)

Net asset value — End of year	$8.840	$9.250	$9.190	$8.480	$9.810

Total Return(2)	(0.50)%	4.65%	13.01%	(9.91)%	0.73%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$2,714	$3,375	$3,642	$3,371	$3,545
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.62%	1.65%	1.66%	1.61%	1.59	%(3)
Interest and fee expense(4)	0.12%	0.10%	0.18%	0.30%	0.33%
Total expenses before custodian fee reduction	1.74%	1.75%	1.84%	1.91%	1.92	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.62%	1.65%	1.66%	1.59%	1.57	%(3)
Net investment income	4.18%	4.00%	4.39%	3.72%	3.48%
Portfolio Turnover	37%	17%	21%	22%	41%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

September 30, 2011

Financial Highlights — continued

	California Fund — Class C

	Year Ended September 30,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.250	$9.190	$8.480	$9.810	$10.250

Income (Loss) From Operations

Net investment income(1)	$0.358	$0.359	$0.359	$0.351	$0.348
Net realized and unrealized gain (loss)	(0.423)	0.050	0.696	(1.295)	(0.261)

Total income (loss) from operations	$(0.065)	$0.409	$1.055	$(0.944)	$0.087

Less Distributions

From net investment income	$(0.345)	$(0.349)	$(0.345)	$(0.341)	$(0.351)
From net realized gain	—	—	—	(0.045)	(0.176)

Total distributions	$(0.345)	$(0.349)	$(0.345)	$(0.386)	$(0.527)

Net asset value — End of year	$8.840	$9.250	$9.190	$8.480	$9.810

Total Return(2)	(0.50)%	4.65%	13.01%	(9.91)%	0.83%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$10,211	$13,109	$12,903	$15,667	$11,465
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.62%	1.65%	1.66%	1.61%	1.59	%(3)
Interest and fee expense(4)	0.12%	0.10%	0.18%	0.30%	0.33%
Total expenses before custodian fee reduction	1.74%	1.75%	1.84%	1.91%	1.92	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.62%	1.65%	1.66%	1.59%	1.57	%(3)
Net investment income	4.18%	4.00%	4.40%	3.73%	3.49%
Portfolio Turnover	37%	17%	21%	22%	41%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

September 30, 2011

Financial Highlights — continued

	California Fund — Class I

	Year Ended September 30,
				Period Ended
	2011	2010	2009	September 30, 2008(1)

Net asset value — Beginning of period	$10.010	$9.950	$9.170	$9.530

Income (Loss) From Operations

Net investment income(2)	$0.479	$0.486	$0.481	$0.277
Net realized and unrealized gain (loss)	(0.463)	0.045	0.763	(0.362)

Total income (loss) from operations	$0.016	$0.531	$1.244	$(0.085)

Less Distributions

From net investment income	$(0.466)	$(0.471)	$(0.464)	$(0.275)

Total distributions	$(0.466)	$(0.471)	$(0.464)	$(0.275)

Net asset value — End of period	$9.560	$10.010	$9.950	$9.170

Total Return(3)	0.43%	5.61%	14.31%	(1.08	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,938	$8,286	$2,653	$110
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.62%	0.65%	0.66%	0.63	%(5)
Interest and fee expense(6)	0.12%	0.10%	0.18%	0.30	%(5)
Total expenses before custodian fee reduction	0.74%	0.75%	0.84%	0.93	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.62%	0.65%	0.66%	0.60	%(5)
Net investment income	5.15%	5.01%	5.35%	4.79	%(5)
Portfolio Turnover	37%	17%	21%	22	%(7)

(1)	For the period from the start of business, March 3, 2008, to September 30, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(7)	For the year ended September 30, 2008.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

September 30, 2011

Financial Highlights — continued

	Massachusetts Fund — Class A

	Year Ended September 30,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$8.870	$8.840	$8.050	$9.490	$9.850

Income (Loss) From Operations

Net investment income(1)	$0.410	$0.420	$0.434	$0.428	$0.415
Net realized and unrealized gain (loss)	(0.179)	0.022	0.774	(1.459)	(0.356)

Total income (loss) from operations	$0.231	$0.442	$1.208	$(1.031)	$0.059

Less Distributions

From net investment income	$(0.401)	$(0.412)	$(0.418)	$(0.409)	$(0.419)

Total distributions	$(0.401)	$(0.412)	$(0.418)	$(0.409)	$(0.419)

Net asset value — End of year	$8.700	$8.870	$8.840	$8.050	$9.490

Total Return(2)	2.92%	5.26%	15.84%	(11.19)%	0.57%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$163,879	$196,939	$206,922	$211,228	$254,366
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.77%	0.81%	0.83%	0.78%	0.77	%(3)
Interest and fee expense(4)	0.09%	0.10%	0.21%	0.25%	0.47%
Total expenses before custodian fee reduction	0.86%	0.91%	1.04%	1.03%	1.24	%(3)
Expenses after custodian fee reduction excluding interest and fees	0.77%	0.81%	0.83%	0.77%	0.76	%(3)
Net investment income	4.93%	4.87%	5.59%	4.73%	4.26%
Portfolio Turnover	19%	12%	21%	31%	65%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

September 30, 2011

Financial Highlights — continued

	Massachusetts Fund — Class C

	Year Ended September 30,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$8.880	$8.850	$8.050	$9.500	$9.850

Income (Loss) From Operations

Net investment income(1)	$0.348	$0.354	$0.376	$0.361	$0.342
Net realized and unrealized gain (loss)	(0.180)	0.026	0.783	(1.473)	(0.346)

Total income (loss) from operations	$0.168	$0.380	$1.159	$(1.112)	$(0.004)

Less Distributions

From net investment income	$(0.338)	$(0.350)	$(0.359)	$(0.338)	$(0.346)

Total distributions	$(0.338)	$(0.350)	$(0.359)	$(0.338)	$(0.346)

Net asset value — End of year	$8.710	$8.880	$8.850	$8.050	$9.500

Total Return(2)	2.16%	4.50%	15.10%	(11.99)%	(0.07)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$20,018	$22,718	$18,702	$17,704	$17,583
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.52%	1.55%	1.58%	1.54%	1.51	%(3)
Interest and fee expense(4)	0.09%	0.10%	0.21%	0.25%	0.47%
Total expenses before custodian fee reduction	1.61%	1.65%	1.79%	1.79%	1.98	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.52%	1.55%	1.58%	1.52%	1.50	%(3)
Net investment income	4.18%	4.10%	4.83%	3.99%	3.53%
Portfolio Turnover	19%	12%	21%	31%	65%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

September 30, 2011

Financial Highlights — continued

	Massachusetts Fund — Class I

	Year Ended September 30,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$8.870	$8.840	$8.050	$9.490	$9.850

Income (Loss) From Operations

Net investment income(1)	$0.428	$0.436	$0.450	$0.446	$0.435
Net realized and unrealized gain (loss)	(0.181)	0.023	0.774	(1.458)	(0.356)

Total income (loss) from operations	$0.247	$0.459	$1.224	$(1.012)	$0.079

Less Distributions

From net investment income	$(0.417)	$(0.429)	$(0.434)	$(0.428)	$(0.439)

Total distributions	$(0.417)	$(0.429)	$(0.434)	$(0.428)	$(0.439)

Net asset value — End of year	$8.700	$8.870	$8.840	$8.050	$9.490

Total Return(2)	3.13%	5.46%	16.08%	(11.00)%	0.77%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$12,542	$15,788	$10,926	$13,042	$16,730
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.57%	0.60%	0.63%	0.58%	0.57	%(3)
Interest and fee expense(4)	0.09%	0.10%	0.21%	0.25%	0.47%
Total expenses before custodian fee reduction	0.66%	0.70%	0.84%	0.83%	1.04	%(3)
Expenses after custodian fee reduction excluding interest and fees	0.57%	0.60%	0.63%	0.57%	0.56	%(3)
Net investment income	5.15%	5.06%	5.80%	4.93%	4.47%
Portfolio Turnover	19%	12%	21%	31%	65%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

September 30, 2011

Financial Highlights — continued

	New York Fund — Class A

	Year Ended September 30,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.790	$9.710	$8.850	$10.400	$10.750

Income (Loss) From Operations

Net investment income(1)	$0.457	$0.453	$0.459	$0.471	$0.466
Net realized and unrealized gain (loss)	(0.184)	0.077	0.857	(1.563)	(0.305)

Total income (loss) from operations	$0.273	$0.530	$1.316	$(1.092)	$0.161

Less Distributions

From net investment income	$(0.453)	$(0.450)	$(0.456)	$(0.458)	$(0.458)
From net realized gain	—	—	—	—	(0.053)

Total distributions	$(0.453)	$(0.450)	$(0.456)	$(0.458)	$(0.511)

Net asset value — End of year	$9.610	$9.790	$9.710	$8.850	$10.400

Total Return(2)	3.10%	5.70%	15.77%	(10.86)%	1.50%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$254,304	$305,437	$332,257	$319,101	$400,671
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.79%	0.79%	0.83%	0.78%	0.77	%(3)
Interest and fee expense(4)	0.10%	0.09%	0.19%	0.38%	0.48%
Total expenses before custodian fee reduction	0.89%	0.88%	1.02%	1.16%	1.25	%(3)
Expenses after custodian fee reduction excluding interest and fees	0.79%	0.79%	0.83%	0.77%	0.75	%(3)
Net investment income	4.95%	4.75%	5.42%	4.71%	4.39%
Portfolio Turnover	6%	14%	44%	45%	35%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

September 30, 2011

Financial Highlights — continued

	New York Fund — Class B

	Year Ended September 30,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.800	$9.730	$8.870	$10.420	$10.760

Income (Loss) From Operations

Net investment income(1)	$0.387	$0.381	$0.396	$0.397	$0.386
Net realized and unrealized gain (loss)	(0.182)	0.072	0.856	(1.566)	(0.295)

Total income (loss) from operations	$0.205	$0.453	$1.252	$(1.169)	$0.091

Less Distributions

From net investment income	$(0.385)	$(0.383)	$(0.392)	$(0.381)	$(0.378)
From net realized gain	—	—	—	—	(0.053)

Total distributions	$(0.385)	$(0.383)	$(0.392)	$(0.381)	$(0.431)

Net asset value — End of year	$9.620	$9.800	$9.730	$8.870	$10.420

Total Return(2)	2.34%	4.84%	14.87%	(11.53)%	0.83%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$10,240	$11,328	$11,064	$10,552	$11,439
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.54%	1.54%	1.58%	1.53%	1.51	%(3)
Interest and fee expense(4)	0.10%	0.09%	0.19%	0.38%	0.48%
Total expenses before custodian fee reduction	1.64%	1.63%	1.77%	1.91%	1.99	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.54%	1.54%	1.58%	1.52%	1.50	%(3)
Net investment income	4.19%	3.99%	4.68%	3.96%	3.63%
Portfolio Turnover	6%	14%	44%	45%	35%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

September 30, 2011

Financial Highlights — continued

	New York Fund — Class C

	Year Ended September 30,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.790	$9.720	$8.860	$10.400	$10.750

Income (Loss) From Operations

Net investment income(1)	$0.387	$0.381	$0.395	$0.396	$0.383
Net realized and unrealized gain (loss)	(0.183)	0.072	0.857	(1.556)	(0.302)

Total income (loss) from operations	$0.204	$0.453	$1.252	$(1.160)	$0.081

Less Distributions

From net investment income	$(0.384)	$(0.383)	$(0.392)	$(0.380)	$(0.378)
From net realized gain	—	—	—	—	(0.053)

Total distributions	$(0.384)	$(0.383)	$(0.392)	$(0.380)	$(0.431)

Net asset value — End of year	$9.610	$9.790	$9.720	$8.860	$10.400

Total Return(2)	2.33%	4.84%	14.88%	(11.46)%	0.73%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$38,670	$46,852	$43,214	$32,684	$31,131
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.54%	1.54%	1.58%	1.53%	1.51	%(3)
Interest and fee expense(4)	0.10%	0.09%	0.19%	0.38%	0.48%
Total expenses before custodian fee reduction	1.64%	1.63%	1.77%	1.91%	1.99	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.54%	1.54%	1.58%	1.52%	1.50	%(3)
Net investment income	4.19%	3.99%	4.65%	3.97%	3.62%
Portfolio Turnover	6%	14%	44%	45%	35%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

September 30, 2011

Financial Highlights — continued

	New York Fund — Class I

	Year Ended September 30,
				Period Ended
	2011	2010	2009	September 30, 2008(1)

Net asset value — Beginning of period	$9.780	$9.710	$8.850	$9.340

Income (Loss) From Operations

Net investment income(2)	$0.474	$0.473	$0.481	$0.290
Net realized and unrealized gain (loss)	(0.172)	0.065	0.852	(0.504)

Total income (loss) from operations	$0.302	$0.538	$1.333	$(0.214)

Less Distributions

From net investment income	$(0.472)	$(0.468)	$(0.473)	$(0.276)

Total distributions	$(0.472)	$(0.468)	$(0.473)	$(0.276)

Net asset value — End of period	$9.610	$9.780	$9.710	$8.850

Total Return(3)	3.41%	5.78%	16.00%	(2.51	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$15,243	$13,409	$1,672	$227
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.59%	0.59%	0.63%	0.61	%(5)
Interest and fee expense(6)	0.10%	0.09%	0.19%	0.38	%(5)
Total expenses before custodian fee reduction	0.69%	0.68%	0.82%	0.99	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.59%	0.59%	0.63%	0.58	%(5)
Net investment income	5.13%	4.95%	5.61%	5.09	%(5)
Portfolio Turnover	6%	14%	44%	45	%(7)

(1)	For the period from the start of business, March 3, 2008, to September 30, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(7)	For the year ended September 30, 2008.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

September 30, 2011

Financial Highlights — continued

	Ohio Fund — Class A

	Year Ended September 30,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.140	$9.150	$8.140	$9.240	$9.450

Income (Loss) From Operations

Net investment income(1)	$0.383	$0.378	$0.381	$0.384	$0.382
Net realized and unrealized gain (loss)	(0.353)	(0.013)	1.008	(1.108)	(0.197)

Total income (loss) from operations	$0.030	$0.365	$1.389	$(0.724)	$0.185

Less Distributions

From net investment income	$(0.380)	$(0.375)	$(0.379)	$(0.376)	$(0.395)

Total distributions	$(0.380)	$(0.375)	$(0.379)	$(0.376)	$(0.395)

Net asset value — End of year	$8.790	$9.140	$9.150	$8.140	$9.240

Total Return(2)	0.54%	4.17%	17.71%	(8.09)%	1.98%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$178,802	$247,554	$267,068	$251,447	$274,850
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.76%	0.76%	0.80%	0.77%	0.77	%(3)
Interest and fee expense(4)	0.03%	0.02%	0.08%	0.20%	0.31%
Total expenses before custodian fee reduction	0.79%	0.78%	0.88%	0.97%	1.08	%(3)
Expenses after custodian fee reduction excluding interest and fees	0.76%	0.76%	0.80%	0.75%	0.74	%(3)
Net investment income	4.48%	4.23%	4.66%	4.28%	4.09%
Portfolio Turnover	6%	6%	10%	30%	39%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

September 30, 2011

Financial Highlights — continued

	Ohio Fund — Class C

	Year Ended September 30,

	2011	2010	2009	2008	2007

Net asset value — Beginning of year	$9.140	$9.150	$8.130	$9.240	$9.440

Income (Loss) From Operations

Net investment income(1)	$0.319	$0.311	$0.320	$0.316	$0.310
Net realized and unrealized gain (loss)	(0.353)	(0.011)	1.017	(1.118)	(0.186)

Total income (loss) from operations	$(0.034)	$0.300	$1.337	$(0.802)	$0.124

Less Distributions

From net investment income	$(0.316)	$(0.310)	$(0.317)	$(0.308)	$(0.324)

Total distributions	$(0.316)	$(0.310)	$(0.317)	$(0.308)	$(0.324)

Net asset value — End of year	$8.790	$9.140	$9.150	$8.130	$9.240

Total Return(2)	(0.21)%	3.42%	16.98%	(8.91)%	1.32%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$21,580	$30,641	$29,388	$30,157	$30,804
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.51%	1.51%	1.55%	1.52%	1.52	%(3)
Interest and fee expense(4)	0.03%	0.02%	0.08%	0.20%	0.31%
Total expenses before custodian fee reduction	1.54%	1.53%	1.63%	1.72%	1.83	%(3)
Expenses after custodian fee reduction excluding interest and fees	1.51%	1.51%	1.55%	1.50%	1.49	%(3)
Net investment income	3.72%	3.47%	3.92%	3.53%	3.33%
Portfolio Turnover	6%	6%	10%	30%	39%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

September 30, 2011

Financial Highlights — continued

	Ohio Fund — Class I

	Year Ended	Period Ended
	September 30, 2011	September 30, 2010(1)

Net asset value — Beginning of period	$9.140	$8.960

Income (Loss) From Operations

Net investment income(2)	$0.400	$0.061
Net realized and unrealized gain (loss)	(0.343)	0.180

Total income from operations	$0.057	$0.241

Less Distributions

From net investment income	$(0.397)	$(0.061)

Total distributions	$(0.397)	$(0.061)

Net asset value — End of period	$8.800	$9.140

Total Return(3)	0.74%	2.81	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,486	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.56%	0.57	%(5)
Interest and fee expense(6)	0.03%	0.02	%(5)
Total expenses(7)	0.59%	0.59	%(5)
Net investment income	4.66%	4.19	%(5)
Portfolio Turnover	6%	6	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to September 30, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	For the year ended September 30, 2010.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds

September 30, 2011

Notes to Financial Statements

1 Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of twenty-two funds, four of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipal Income Fund (California Fund), Eaton Vance Massachusetts Municipal Income Fund (Massachusetts Fund), Eaton Vance New York Municipal Income Fund (New York Fund), and Eaton Vance Ohio Municipal Income Fund (Ohio Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds seek to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Massachusetts Fund and Ohio Fund offer three classes of shares and the California Fund and New York Fund offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

Eaton Vance
Municipal Income Funds

September 30, 2011

Notes to Financial Statements — continued

At September 30, 2011, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Expiration Date	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

September 30, 2012	$—	$355,911	$—	$—
September 30, 2013	—	1,751,809	—	1,709,089
September 30, 2015	—	440,164	108,787	—
September 30, 2016	518,828	91,224	2,215,774	240,163
September 30, 2017	7,884,903	9,824,104	2,053,235	5,075,023
September 30, 2018	12,351,723	20,239,992	22,999,420	10,217,857
September 30, 2019	—	4,877,692	7,036,080	3,163,804

	$20,755,454	$37,580,896	$34,413,296	$20,405,936

In addition, such capital loss carryforwards cannot be utilized prior to the utilization of new capital losses, if any, created after September 30, 2011. During the year ended September 30, 2011, a capital loss carryforward of $139,912 was utilized to offset net realized gains by California Fund.

Additionally, at September 30, 2011, California Fund, Massachusetts Fund, New York Fund and Ohio Fund had net capital losses of $7,446,704, $3,631,610, $3,527,652 and $7,236,187, respectively, attributable to security transactions incurred after October 31, 2010. These net capital losses are treated as arising on the first day of the Funds’ taxable year ending September 30, 2012.

As of September 30, 2011, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended September 30, 2011 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the

Eaton Vance
Municipal Income Funds

September 30, 2011

Notes to Financial Statements — continued

broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At September 30, 2011, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Floating Rate Notes Outstanding	$18,125,000	$18,650,000	$34,525,000	$7,500,000
Interest Rate or Range of Interest Rates (%)	0.16 - 0.28	0.16 -0.22	0.16 - 0.22	0.17 - 0.22
Collateral for Floating Rate Notes Outstanding	$25,606,863	$29,830,350	$53,534,409	$14,105,375

For the year ended September 30, 2011, the Funds’ average Floating Rate Notes outstanding and the average interest rate including fees were as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Average Floating Rate Notes Outstanding	$24,318,795	$20,786,986	$40,457,164	$7,482,822
Average Interest Rate	0.86%	0.87%	0.82%	0.90%

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2011.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statements of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K Interest Rate Swaps — Pursuant to interest rate swap agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

Eaton Vance
Municipal Income Funds

September 30, 2011

Notes to Financial Statements — continued

L When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

2 Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2011 and September 30, 2010 was as follows:

Year Ended September 30, 2011	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Distributions declared from:
Tax-exempt income	$8,411,403	$9,511,897	$15,550,340	$9,789,043
Ordinary income	$3,292	$44,578	$21,080	$21,780

Year Ended September 30, 2010	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Distributions declared from:
Tax-exempt income	$9,435,096	$11,290,262	$17,137,820	$11,724,699
Ordinary income	$17,634	$28,031	$22,993	$36,988

During the year ended September 30, 2011, the following amounts were reclassified due to expired capital loss carryforwards and differences between book and tax accounting, primarily for accretion of market discount.

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Change in:
Paid-in capital	$—	$(1,430,573)	$—	$(5,839,721)
Accumulated net realized loss	$247,178	$1,648,531	$92,029	$5,901,475
Accumulated undistributed net investment income	$(247,178)	$(217,958)	$(92,029)	$(61,754)

Eaton Vance
Municipal Income Funds

September 30, 2011

Notes to Financial Statements — continued

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of September 30, 2011, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Undistributed tax-exempt income	$560,159	$710,079	$672,610	$122,315
Capital loss carryforward and post October losses	$(28,202,158)	$(41,212,506)	$(37,940,948)	$(27,642,123)
Net unrealized appreciation	$10,353,414	$14,405,637	$18,137,920	$9,987,590
Other temporary differences	$(189,971)	$(193,034)	$(264,256)	$(211,600)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to futures contracts, accretion of market discount, residual interest bonds, wash sales and the timing of recognizing distributions to shareholders.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table (except for California Fund) and is payable monthly.

	Annual Asset	Daily Income
Daily Net Assets	Rate	Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced. For California Fund, the annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million and at reduced rates on daily net assets of $500 million or more.

For the year ended September 30, 2011, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Investment Adviser Fee	$834,965	$845,250	$1,430,582	$933,607
Effective Annual Rate	0.47%	0.42%	0.44%	0.42%

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the year ended September 30, 2011 were as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

EVM’s Sub-Transfer Agent Fees	$3,977	$4,063	$7,923	$5,851
EVD’s Class A Sales Charges	$21,627	$12,335	$32,153	$22,047

Eaton Vance
Municipal Income Funds

September 30, 2011

Notes to Financial Statements — continued

Except for Trustees of the Funds who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4 Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% (0.25% for California Fund) per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2011 for Class A shares amounted to the following:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class A Distribution and Service Fees	$390,214	$334,082	$522,295	$396,718

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the year ended September 30, 2011, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% of the average daily net assets of each Fund’s Class B and Class C shares:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class B Distribution Fees	$21,607	$—	$76,439	$—
Class C Distribution Fees	$80,641	$150,901	$295,593	$179,505

At September 30, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class B	$2,000	$—	$214,000	$—
Class C	$1,082,000	$2,156,000	$3,315,000	$2,863,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% (0.25% for California Fund) per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended September 30, 2011 amounted to the following:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class B Service Fees	$7,203	$—	$20,384	$—
Class C Service Fees	$26,881	$40,240	$78,825	$47,868

Eaton Vance
Municipal Income Funds

September 30, 2011

Notes to Financial Statements — continued

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the year ended September 30, 2011, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class A	$9,000	$2,000	$19,000	$10,000
Class B	$10,000	$—	$18,000	$—
Class C	$1,000	$5,000	$8,000	$4,000

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended September 30, 2011 were as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Purchases	$73,331,850	$41,158,723	$20,069,064	$14,189,226
Sales	$108,998,461	$90,229,694	$91,549,359	$78,548,715

7 Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

California Fund
	Year Ended September 30,

Class A	2011	2010

Sales	820,935	810,155
Issued to shareholders electing to receive payments of distributions in Fund shares	494,625	529,284
Redemptions	(3,515,241)	(4,184,555)
Exchange from Class B shares	15,755	40,833

Net decrease	(2,183,926)	(2,804,283)

Eaton Vance
Municipal Income Funds

September 30, 2011

Notes to Financial Statements — continued

	Year Ended September 30,

Class B	2011	2010

Sales	39,323	65,057
Issued to shareholders electing to receive payments of distributions in Fund shares	6,119	6,970
Redemptions	(86,140)	(59,359)
Exchange to Class A shares	(17,037)	(44,074)

Net decrease	(57,735)	(31,406)

	Year Ended September 30,

Class C	2011	2010

Sales	109,487	273,557
Issued to shareholders electing to receive payments of distributions in Fund shares	27,878	33,181
Redemptions	(398,823)	(293,417)

Net increase (decrease)	(261,458)	13,321

	Year Ended September 30,

Class I	2011	2010

Sales	453,582	702,606
Issued to shareholders electing to receive payments of distributions in Fund shares	9,372	1,327
Redemptions	(355,880)	(143,130)

Net increase	107,074	560,803

Massachusetts Fund
	Year Ended September 30,

Class A	2011	2010

Sales (including merger of Class B shares)	731,452	3,228,985
Issued to shareholders electing to receive payments of distributions in Fund shares	641,585	599,059
Redemptions	(4,735,172)	(5,341,104)
Exchange from Class B shares	—	296,118

Net decrease	(3,362,135)	(1,216,942)

Eaton Vance
Municipal Income Funds

September 30, 2011

Notes to Financial Statements — continued

		Year Ended
Class B		September 30, 2010(1)

Sales		22,135
Issued to shareholders electing to receive payments of distributions in Fund shares		43,901
Redemptions		(297,544)
Exchange to Class A shares		(295,918)
Merger to Class A shares		(2,090,215)

Net decrease		(2,617,641)

	Year Ended September 30,

Class C	2011	2010

Sales	384,844	876,955
Issued to shareholders electing to receive payments of distributions in Fund shares	65,683	61,432
Redemptions	(710,219)	(493,720)

Net increase (decrease)	(259,692)	444,667

	Year Ended September 30,

Class I	2011	2010

Sales	210,676	644,609
Issued to shareholders electing to receive payments of distributions in Fund shares	29,202	25,650
Redemptions	(577,960)	(127,016)

Net increase (decrease)	(338,082)	543,243

New York Fund
	Year Ended September 30,

Class A	2011	2010

Sales	1,704,919	2,767,023
Issued to shareholders electing to receive payments of distributions in Fund shares	1,006,179	1,060,258
Redemptions	(7,501,895)	(6,868,422)
Exchange from Class B shares	46,915	38,437

Net decrease	(4,743,882)	(3,002,704)

Eaton Vance
Municipal Income Funds

September 30, 2011

Notes to Financial Statements — continued

	Year Ended September 30,

Class B	2011	2010

Sales	110,676	178,562
Issued to shareholders electing to receive payments of distributions in Fund shares	24,876	26,859
Redemptions	(180,340)	(148,295)
Exchange to Class A shares	(46,855)	(38,388)

Net increase (decrease)	(91,643)	18,738

	Year Ended September 30,

Class C	2011	2010

Sales	476,401	1,193,568
Issued to shareholders electing to receive payments of distributions in Fund shares	115,778	121,173
Redemptions	(1,354,312)	(975,512)

Net increase (decrease)	(762,133)	339,229

	Year Ended September 30,

Class I	2011	2010

Sales	802,551	1,361,227
Issued to shareholders electing to receive payments of distributions in Fund shares	16,840	4,996
Redemptions	(603,005)	(168,080)

Net increase	216,386	1,198,143

Ohio Fund
	Year Ended September 30,

Class A	2011	2010

Sales	997,255	3,011,054
Issued to shareholders electing to receive payments of distributions in Fund shares	669,979	739,318
Redemptions	(8,408,446)	(5,866,909)

Net decrease	(6,741,212)	(2,116,537)

	Year Ended September 30,

Class C	2011	2010

Sales	247,017	598,181
Issued to shareholders electing to receive payments of distributions in Fund shares	65,657	73,490
Redemptions	(1,209,942)	(531,674)

Net increase (decrease)	(897,268)	139,997

Eaton Vance
Municipal Income Funds

September 30, 2011

Notes to Financial Statements — continued

	Year Ended	Period Ended
Class I	September 30, 2011	September 30, 2010(2)

Sales	648,858	112
Issued to shareholders electing to receive payments of distributions in Fund shares	2,795	—
Redemptions	(141,793)	—

Net increase	509,860	112

(1)	The Massachusetts Fund previously offered Class B shares. Such offering was discontinued during the year ended September 30, 2010. At the close of business on June 11, 2010, Class B shares of Massachusetts Fund merged into Class A shares.
(2)	Class I of Ohio Fund commenced operations on August 3, 2010.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2011, as determined on a federal income tax basis, were as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Aggregate cost	$159,603,210	$172,161,078	$286,721,482	$192,722,429

Gross unrealized appreciation	$14,071,806	$18,291,648	$26,357,039	$15,129,564
Gross unrealized depreciation	(3,105,854)	(3,886,011)	(8,219,119)	(4,636,667)

Net unrealized appreciation	$10,965,952	$14,405,637	$18,137,920	$10,492,897

9 Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $600 million ($450 million prior to September 12, 2011) unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% (0.10% prior to September 12, 2011) on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at September 30, 2011. The Funds’ average borrowing or allocated fees during the year ended September 30, 2011 were not significant.

10 Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Eaton Vance
Municipal Income Funds

September 30, 2011

Notes to Financial Statements — continued

A summary of obligations under these financial instruments at September 30, 2011 is as follows:

Futures Contracts
						Net
	Expiration			Aggregate		Unrealized
Fund	Date	Contracts	Position	Cost	Value	Depreciation

California	12/11	80 U.S. 10-Year Treasury Note	Short	$(10,324,853)	$(10,407,500)	$(82,647)
	12/11	25 U.S. 30-Year Treasury Bond	Short	$(3,389,603)	$(3,565,625)	$(176,022)

Massachusetts	12/11	100 U.S. 10-Year Treasury Note	Short	$(12,906,067)	$(13,009,375)	$(103,308)

New York	12/11	275 U.S. 10-Year Treasury Note	Short	$(35,491,684)	$(35,775,781)	$(284,097)

Ohio	12/11	45 U.S. 10-Year Treasury Note	Short	$(5,808,668)	$(5,854,219)	$(45,551)
	12/11	66 U.S. 30-Year Treasury Bond	Short	$(8,948,551)	$(9,413,250)	$(464,699)

Interest Rate Swaps
California Fund
		Annual	Floating	Effective Date/	Net
	Notional	Fixed Rate	Rate	Termination	Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Bank of America	$5,212,500	3.256%	3-month USD-LIBOR-BBA	November 11, 2011/ November 11, 2041	$(612,538)

$(612,538)

Ohio Fund
		Annual	Floating	Effective Date/	Net
	Notional	Fixed Rate	Rate	Termination	Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Bank of America	$4,300,000	3.256%	3-month USD-LIBOR-BBA	November 11, 2011/ November 11, 2041	$(505,307)

$(505,307)

The effective date represents the date on which a Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At September 30, 2011, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, each Fund enters into interest rate swap contracts. The Funds also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The Funds enter into interest rate swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in a Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those swaps in a liability position. At September 30, 2011, the fair value of interest rate swaps with credit-related contingent features in a

Eaton Vance
Municipal Income Funds

September 30, 2011

Notes to Financial Statements — continued

net liability position was equal to the fair value of the liability derivative related to interest rate swaps included in the table below for each respective Fund. The value of securities pledged as collateral, if any, for open interest rate swap contracts at September 30, 2011 is disclosed in a note to each Fund’s Portfolio of Investments.

The non-exchange traded derivatives in which a Fund invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At September 30, 2011, the maximum amount of loss the Funds would incur due to counterparty risk was equal to the fair value of the asset derivative related to interest rate swaps included in the table below for each respective Fund. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of a Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2011 was as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Liability Derivative:
Futures Contracts(1)	$(258,669)	$(103,308)	$(284,097)	$(510,250)
Interest Rate Swaps(2)	(612,538)	—	—	(505,307)

Total	$(871,207)	$(103,308)	$(284,097)	$(1,015,557)

(1)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.
(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended September 30, 2011 was as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Realized Gain (Loss) on Derivatives Recognized in Income(1)	$(2,890,829)	$(1,194,664)	$(1,535,768)	$(3,432,212)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)	$(896,458)	$103,115	$(307,747)	$(748,256)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Swap contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Swap contracts.

The average notional amounts of futures contracts and interest rate swaps outstanding during the year ended September 30, 2011, which are indicative of the volume of these derivative types, were approximately as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Average Notional Amount:
Futures Contracts	$12,192,000	$15,769,000	$36,700,000	$19,469,000
Interest Rate Swaps	$5,212,500	$5,278,000	$7,531,000	$4,300,000

11 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Eaton Vance
Municipal Income Funds

September 30, 2011

Notes to Financial Statements — continued

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2011, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

California Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$188,694,162	$—	$188,694,162

Total Investments	$—	$188,694,162	$—	$188,694,162

Liability Description

Futures Contracts	$(258,669)	$—	$—	$(258,669)
Interest Rate Swaps	—	(612,538)	—	(612,538)

Total	$(258,669)	$(612,538)	$—	$(871,207)

Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$205,216,715	$—	$205,216,715

Total Investments	$—	$205,216,715	$—	$205,216,715

Liability Description

Futures Contracts	$(103,308)	$—	$—	$(103,308)

Total	$(103,308)	$—	$—	$(103,308)

New York Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$339,384,402	$—	$339,384,402

Total Investments	$—	$339,384,402	$—	$339,384,402

Liability Description

Futures Contracts	$(284,097)	$—	$—	$(284,097)

Total	$(284,097)	$—	$—	$(284,097)

Eaton Vance
Municipal Income Funds

September 30, 2011

Notes to Financial Statements — continued

Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$210,715,326	$—	$210,715,326

Total Investments	$—	$210,715,326	$—	$210,715,326

Liability Description

Futures Contracts	$(510,250)	$—	$—	$(510,250)
Interest Rate Swaps	—	(505,307)	—	(505,307)

Total	$(510,250)	$(505,307)	$—	$(1,015,557)

The Funds held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the year then ended was not significant.

12 Subsequent Event

Effective after the close of business on November 18, 2011, Class B shares of the California Fund will no longer be available for purchase or exchange. It is expected that on or about December 9, 2011, the California Fund will no longer offer Class B shares.

Eaton Vance
Municipal Income Funds

September 30, 2011

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance California Municipal Income Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund and Eaton Vance Ohio Municipal Income Fund:

We have audited the accompanying statements of assets and liabilities of Eaton Vance California Municipal Income Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund and Eaton Vance Ohio Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of September 30, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the statements of cash flows for Eaton Vance California Municipal Income Fund and Eaton Vance New York Municipal Income Fund for the year then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance California Municipal Income Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund and Eaton Vance Ohio Municipal Income Fund as of September 30, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the cash flows for Eaton Vance California Municipal Income Fund and Eaton Vance New York Municipal Income Fund for the year then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 17, 2011

Eaton Vance
Municipal Income Funds

September 30, 2011

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2012 will show the tax status of all distributions paid to your account in calendar year 2011. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding exempt-interest dividends.

Exempt-Interest Dividends. The Funds designate the following percentages of dividends from net investment income as exempt-interest dividends:

California Municipal Income Fund	99.96%
Massachusetts Municipal Income Fund	99.53%
New York Municipal Income Fund	99.86%
Ohio Municipal Income Fund	99.78%

Eaton Vance
Municipal Income Funds

September 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

Eaton Vance
Municipal Income Funds

September 30, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of the following funds:

•	Eaton Vance California Municipal Income Fund
•	Eaton Vance Massachusetts Municipal Income Fund
•	Eaton Vance New York Municipal Income Fund
•	Eaton Vance Ohio Municipal Income Fund

(the “Funds”), each with Boston Management and Research (the “Adviser”), including their fee structures, are in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Eaton Vance
Municipal Income Funds

September 30, 2011

Board of Trustees’ Contract Approval — continued

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices and, where relevant, a peer group of similarly managed funds. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2010 for each Fund. The Board considered the impact of extraordinary market conditions in recent years on each Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s efforts to generate reasonably stable levels of tax exempt current income over time through investments in higher quality municipal bonds with longer maturities. The Board noted that the Adviser had taken action to restructure each Fund’s portfolio as part of a long-term strategy for managing interest rate risk and credit risk, consistent with each Fund’s objective of providing current income. The Board concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by each Fund (referred to as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on the Funds’ expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged to the Fund for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for a Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from economies of scale in the future.

Eaton Vance
Municipal Income Funds

September 30, 2011

Management and Organization

Fund Management. The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 179 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Position(s)
	with the		Principal Occupation(s) and Directorships
Name and Year of Birth	Trust	Length of Service	During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 179 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.
Directorships in the Last Five Years.(1) Director of EVC.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011	Private investor; formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (2006-2009) (open-end registered investment company); Partner, Coopers and Lybrand L.L.P. (public accounting firm) (1987-1997).
Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).
Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003	Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).
Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).
Directorships in the Last Five Years.(1) None.

Eaton Vance
Municipal Income Funds

September 30, 2011

Management and Organization — continued

Position(s)
	with the		Principal Occupation(s) and Directorships
Name and Year of Birth	Trust	Length of Service	During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).
Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law. Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011	Managing Director, Taggart Associates (a professional practice firm); formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).
Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).
Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Position(s)
	with the	Length of	Principal Occupation(s)
Name and Year of Birth	Trust	Service	During Past Five Years

Thomas M. Metzold 1958	President	Since 2010	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Chief Income Investment Officer of EVC. Vice President of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Since 2005	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)	During their respective tenures, the Trustees (except Eston and Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance
Municipal Income Funds

September 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
1-800-262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

438-11/11	MUNISRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services
Eaton Vance National Municipal Income Fund, Eaton Vance California Municipal Income Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund, and Eaton Vance Ohio Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 22 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.
The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended September 30, 2010 and September 30, 2011 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T for the same time periods.
Eaton Vance National Municipal Income Fund

Fiscal Years Ended	9/30/10	9/30/11

Audit Fees	$92,290	$92,950

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$21,742	$25,830

All Other Fees(3)	$500	$300

Total	$114,532	$119,080

Eaton Vance California Municipal Income Fund

Fiscal Years Ended	9/30/10	9/30/11

Audit Fees	$50,233	$50,690

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,499	$9,630

All Other Fees(3)	$500	$300

Total	$60,232	$60,620

Eaton Vance Massachusetts Municipal Income Fund

Fiscal Years Ended	9/30/10	9/30/11

Audit Fees	$51,073	$51,523

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$10,135	$10,230

All Other Fees(3)	$500	$300

Total	$61,708	$62,053

Eaton Vance New York Municipal Income Fund

Fiscal Years Ended	9/30/10	9/30/11

Audit Fees	$52,780	$53,240

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$10,930	$11,030

All Other Fees(3)	$500	$300

Total	$64,210	$64,570

Eaton Vance Ohio Municipal Income Fund

Fiscal Years Ended	9/30/10	9/30/11

Audit Fees	$34,305	$34,615

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$8,704	$8,830

All Other Fees(3)	$500	$300

Total	$43,509	$43,745

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years
Ended	7/31/10	8/31/10	9/30/10	7/31/11	8/31/11	9/30/11

Audit Fees	$241,299	$361,930	$310,048	$234,756	$339,390	$283,018

Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0

Tax Fees(2)	$59,497	$103,812	$69,555	$60,380	$96,730	$65,550

All Other Fees(3)	$3,500	$6,000	$3,000	$2,100	$3,300	$1,500

Total	$304,296	$471,742	$382,603	$297,236	$439,420	$350,068

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by the Series’ principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years
Ended	7/31/10	8/31/10	9/30/10	7/31/11	8/31/11	9/30/11

Registrant(1)	$62,997	$109,812	$72,555	$62,480	$100,030	$67,050

Eaton Vance (2)	$213,768	$240,551	$278,901	$274,431	$224,191	$226,431

(1)	Includes all of the Series of the Trust.

(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold

Thomas M. Metzold President

Date:	November 18, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	November 18, 2011

By:	/s/ Thomas M. Metzold

Thomas M. Metzold
President

Date:	November 18, 2011